                              [EUREKA FUNDS LOGO]



                               Semi-Annual Report
                                 March 31, 1999

                       ----------------------------------

                                  Equity Fund

                       ----------------------------------

                          Global Asset Allocation Fund

                       ----------------------------------

                           Investment Grade Bond Fund

                       ----------------------------------

                            Prime Money Market Fund

                       ----------------------------------

                         U.S. Treasury Obligations Fund

                       ----------------------------------

                               Table of Contents

                       Schedule of Portfolio Investments
                                       3

                      Statements of Assets and Liabilities
                                       39

                            Statements of Operations
                                       41

                      Statements of Changes in Net Assets
                                       43

                       Notes to the Financial Statements
                                       48

                              Financial Highlights
                                       55

MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, Sanwa Bank California, any of its affiliates or any other financial institution
- Are subject to investment risks, including possible loss of principal

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
EQUITY FUND                                                       MARCH 31, 1999

(Unaudited)

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
              COMMON STOCKS (99.4%)
AEROSPACE & MILITARY TECHNOLOGY (1.4%)
Allied Signal, Inc.          18,100   $    890,294
Goodrich (B.F.) Co.           5,200        178,425
Lockheed Martin Corp.         5,000        188,438
United Technologies
  Corp.                      12,200      1,652,337
                                      ------------
                                         2,909,494
                                      ------------
AUTOMOTIVE (1.7%)
Borg-Warner Automotive,
  Inc.                        7,400        353,813
Ford Motor Co.               32,800      1,861,399
General Motors Corp.          9,200        799,250
Goodyear Tire & Rubber
  Co.                         2,200        109,588
TRW, Inc.                     7,700        350,350
                                      ------------
                                         3,474,400
                                      ------------
BANKING (6.7%)
Bank One Corp.                8,840        486,753
BankAmerica Corp.            42,500      3,001,562
Charter One Financial,
  Inc.                        3,465         99,998
Chase Manhattan Corp.        43,296      3,520,505
Comerica, Inc.                4,100        255,994
First Union Corp.            15,800        844,313
Fleet Financial Group,
  Inc.                       46,600      1,753,324
MBNA Corp.                   25,818        616,405
Mellon Bank Corp.             9,900        696,713
PNC Bank Corp.                  400         22,225
Suntrust Banks, Inc.          8,600        535,350
Wells Fargo & Co.            46,000      1,612,875
                                      ------------
                                        13,446,017
                                      ------------
BEVERAGES & TOBACCO (3.8%)
Coca-Cola Co.                45,500      2,792,562
Coca-Cola Enterprises        13,200        399,300
Coors (Adolph), Class B      12,300        664,200
Pepsico, Inc.                20,400        799,425
Philip Morris Companies,
  Inc.                       53,400      1,879,013
RJR Nabisco Holdings
  Corp.                      17,900        447,500
Seagram Company Ltd.         12,300        615,000
                                      ------------
                                         7,597,000
                                      ------------
BIOTECHNOLOGY (0.2%)
Monsanto Co.                 10,600        486,938
                                      ------------

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
BROADCASTING/CABLE (1.7%)
Comcast Corp., Special
  Class A                    22,000   $  1,384,625
Media One Group, Inc.*       14,200        901,700
Viacom, Inc., Class B*       14,480      1,215,415
                                      ------------
                                         3,501,740
                                      ------------
BUILDING PRODUCTS (0.1%)
Owens Corning Co.             8,500        270,406
                                      ------------
CHEMICALS (1.2%)
Dexter Corp.                 11,000        346,500
Dow Chemical Co.             12,300      1,146,206
Du Pont (E.I.) De
  Nemours                     9,200        534,175
Praxair, Inc.                10,300        371,444
Rohm & Haas Co.               1,200         40,275
                                      ------------
                                         2,438,600
                                      ------------
COMMERCIAL SERVICES (1.1%)
McKesson HBOC, Inc.          24,844      1,639,704
Paychex, Inc.                10,350        490,978
Robert Half
  International, Inc.*        1,350         44,297
                                      ------------
                                         2,174,979
                                      ------------
COMPUTER HARDWARE (6.3%)
Cisco Systems, Inc.*         24,350      2,667,847
Compaq Computer Corp.        28,100        890,419
Dell Computer Corp.*         50,400      2,060,100
Electronic Data Systems
  Corp.                      12,100        589,119
EMC Corp.*                   13,400      1,711,850
Gateway 2000, Inc.*           5,200        356,525
Hewlett-Packard Co.          22,500      1,525,781
IBM Corp.                    16,700      2,960,075
Seagate Technology,
  Inc.*                       1,700         50,256
                                      ------------
                                        12,811,972
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (6.7%)
America Online, Inc.*        12,600      1,839,599
Automatic Data
  Processing, Inc.           19,000        786,125
BMC Software, Inc.*           9,400        348,388
Compuware Corp.*             25,800        615,975
IMS Health, Inc.             22,600        748,625
Microsoft, Inc.*             97,000      8,693,624
Network Associates,
  Inc.*                       6,600        202,538

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1999
(Unaudited)

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
Oracle Corp.*                13,650   $    360,019
                                      ------------
                                        13,594,893
                                      ------------
CONSTRUCTION (0.4%)
Masco Corp.                  14,800        418,100
Vulcan Materials Co.          9,300        384,206
                                      ------------
                                           802,306
                                      ------------
CONSUMER GOODS & SERVICES (3.7%)
Avon Products, Inc.           4,800        225,900
Ball Corp.                    2,500        117,344
Eastman Kodak Co.             7,400        472,675
Fortune Brands, Inc.         22,600        874,338
Gillette Co.                 18,700      1,111,481
Kimberly-Clark Corp.          6,700        321,181
Liz Claiborne, Inc.           1,200         39,150
Mattel                       15,400        383,075
Maytag Corp.                  5,400        326,025
Newell Rubbermaid, Inc.       8,700        413,250
Proctor & Gamble Co.         27,300      2,673,693
Unilever NV, NY Shares        7,300        484,994
                                      ------------
                                         7,443,106
                                      ------------
ELECTRIC UTILITY (1.7%)
AES Corp.*                    9,900        368,775
Cinergy Corp.                19,800        544,500
DTE Energy Co.                2,400         92,250
Entergy Corp.                43,700      1,201,750
Florida Power & Light
  Group, Inc.                 5,400        287,550
PG&E Corp.                   19,700        611,931
Texas Utilities Holding
  Co.                         6,500        270,969
                                      ------------
                                         3,377,725
                                      ------------
ELECTRICAL & ELECTRONIC (3.7%)
General Electric Co.         51,200      5,664,000
Honeywell, Inc.               3,900        295,669
Johnson Controls, Inc.       11,100        692,363
Reliant Energy, Inc.         16,100        419,606
Unicom Corp.                 10,800        394,875
                                      ------------
                                         7,466,513
                                      ------------
ENVIROMENTAL SERVICES (0.5%)
Waste Management, Inc.       22,900      1,016,188
                                      ------------
FINANCIAL SERVICES (6.0%)
American Express Co.          4,500        528,750
Associates First
  Capital, Class A           16,982        764,190
Bear Stearns Companies,
  Inc.                        7,700        344,094

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
Capital One Financial
  Corp.                       2,800   $    422,800
Citigroup, Inc.              45,957      2,935,502
Fannie Mae                   24,000      1,662,000
Freddie Mac                  16,600        948,275
Household International,
  Inc.                        7,900        360,438
J.P. Morgan & Co.             5,100        629,213
Merrill Lynch & Co.           4,000        353,750
Morgan Stanley Dean
  Witter & Co.               16,825      1,681,448
Providian Financial
  Corp.                       5,400        594,000
Schwab (Charles) Corp.        9,700        932,413
                                      ------------
                                        12,156,873
                                      ------------
FOOD PRODUCTS & SERVICES (2.8%)
Archer Daniels Midland &
  Co.                        47,083        691,532
Bob Evans Farms              15,000        300,000
Conagra, Inc.                18,100        462,681
Dean Foods Co.               10,400        370,500
IBP, Inc.                    13,300        247,713
Interstate Bakeries           9,900        213,469
Kroger Co.*                   3,200        191,600
McDonald's Corp.             24,200      1,096,562
Quaker Oats Co.                 400         25,025
Safeway, Inc.*               14,900        764,555
Sara Lee Corp.               20,400        504,900
Supervalu, Inc.              10,600        218,625
SYSCO Corp.                   4,700        123,669
Tyson Foods, Inc., Class
  A                          20,200        417,888
                                      ------------
                                         5,628,719
                                      ------------
FUNERAL SERVICES (0.0%)
Stewart Enterprises,
  Inc., Class A               5,600         89,950
                                      ------------
HEALTH CARE (0.7%)
Columbia/HCA Healthcare
  Corp.                      26,400        499,950
Pacificare Health
  Systems, Class B*           4,000        273,000
Tenet Healthcare Corp.*      15,300        289,744
United Healthcare Corp.       7,200        378,900
                                      ------------
                                         1,441,594
                                      ------------
HOTELS & LODGING (0.2%)
Marriott International,
  Class A                     9,300        312,713
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1999
(Unaudited)

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.1%)
Kaydon Corp.                  4,200   $    121,538
                                      ------------
INSURANCE (3.6%)
Aetna, Inc.                   5,300        439,900
AFLAC, Inc.                   9,100        495,381
Allstate Corp.               37,146      1,376,724
American General Corp.        5,000        352,500
American International
  Group, Inc.                14,941      1,802,257
Cigna Corp.                   6,000        502,875
Conseco, Inc.                10,100        311,838
Hartford Financial
  Services Group, Inc.        6,100        346,556
Jefferson Pilot Corp.         2,300        155,825
Lincoln National Corp.        4,600        454,825
Loews Corp.                   6,300        470,138
Progressive Corp.             4,500        645,750
                                      ------------
                                         7,354,569
                                      ------------
MACHINERY & EQUIPMENT (1.4%)
Carlisle Companies, Inc.        100          4,675
Caterpillar, Inc.            23,500      1,079,531
Deere & Co.                   9,200        355,350
Halliburton Co.              17,700        681,450
Ingersoll-Rand Co.            2,900        143,913
McDermott International,
  Inc.                       11,700        296,156
Pentair, Inc.                 7,600        256,500
                                      ------------
                                         2,817,575
                                      ------------
MANUFACTURING (2.0%)
Brunswick Corp.              18,400        350,750
Crane Co.                     4,600        111,263
Illinois Tool Works,
  Inc.                        1,700        105,188
Mark IV Industries, Inc.     13,900        181,569
Raytheon Co., Class B         7,800        457,275
Tenneco, Inc.                22,800        636,974
Textron, Inc.                 4,500        348,188
Tyco International Ltd.      24,600      1,765,049
                                      ------------
                                         3,956,256
                                      ------------
MEDICAL EQUIPMENT & SUPPLIES (1.6%)
Baxter International,
  Inc.                        8,100        534,600
Becton Dickinson & Co.        4,200        160,913
Johnson & Johnson            26,100      2,445,243
Omnicare, Inc.                2,800         53,375
                                      ------------
                                         3,194,131
                                      ------------

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
METALS & MINING (0.3%)
Alcan Aluminum, Ltd.         17,100   $    441,393
Alcoa, Inc.                   1,800         74,138
Barrick Gold Corp.            7,100        121,144
                                      ------------
                                           636,675
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.5%)
Cad Moore Corporation
  Ltd.                       13,700        135,288
Xerox Corp.                  17,800        950,075
                                      ------------
                                         1,085,363
                                      ------------
OIL & GAS (5.5%)
Amerada Hess Corp.            6,200        311,938
Ashland, Inc.                 1,700         69,594
Baker Hughes, Inc.           19,800        481,388
Chevron Corp.                15,100      1,335,406
Coastal Corp.                37,600      1,240,800
Exxon Corp.                  36,700      2,589,643
Mobil Corp.                   5,500        484,000
Royal Dutch Petroleum,
  NY Shares                  30,800      1,601,600
Schlumberger Ltd.               300         18,056
Texaco, Inc.                 35,600      2,020,300
USX-Marathon Group           34,400        946,000
                                      ------------
                                        11,098,725
                                      ------------
PAPER PRODUCTS (0.5%)
Georgia Pacific Corp.         3,400        252,450
Mead Corp.                    9,700        298,275
Weyerhaeuser Co.              8,800        488,400
                                      ------------
                                         1,039,125
                                      ------------
PHARMACEUTICALS (8.3%)
Abbott Laboratories           7,700        360,456
Alza Corp.*                   8,100        309,825
American Home Products
  Corp.                       7,800        508,950
Bergen Brunswig Corp.,
  Class A                    31,600        632,000
Bristol-Myers Squibb Co.     33,600      2,160,900
Cardinal Health, Inc.        12,375        816,750
Eli Lilly & Co.              19,400      1,646,575
Forest Laboratories,
  Inc.*                       1,700         95,838
Merck & Company, Inc.        35,800      2,870,713
Mylan Laboratories           13,900        381,381
Pfizer, Inc.                 23,136      3,210,119
Schering-Plough Corp.        39,600      2,190,375
Warner-Lambert Co.           24,400      1,614,975
                                      ------------
                                        16,798,857
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1999
(Unaudited)

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
PRINTING & PUBLISHING (0.7%)
Banta Corp.                   3,500   $     66,500
McGraw-Hill Companies,
  Inc.                        3,600        196,200
Meredith Corp.                2,700         84,881
New York Times Co.,
  Class A                    16,900        481,650
R.R. Donnelley & Sons
  Co.                        17,600        566,500
                                      ------------
                                         1,395,731
                                      ------------
RESORTS & ENTERTAINMENT (0.7%)
Carnival Corp.               18,000        874,125
Walt Disney Co.              18,800        585,150
                                      ------------
                                         1,459,275
                                      ------------
RETAIL (6.5%)
Dayton Hudson Corp.          22,500      1,499,063
Dollar General               13,526        459,884
Federated Department
  Stores, Inc.*              20,000        802,500
GAP, Inc.                    16,950      1,140,947
Harcourt General, Inc.        7,200        319,050
Home Depot, Inc.             29,000      1,805,250
Lowe's Companies, Inc.       19,600      1,185,800
Rite Aid Corp.               19,400        485,000
Sears, Roebuck & Co.          7,200        325,350
Staples, Inc.*               18,600        611,475
TJX Companies, Inc.          36,200      1,230,800
V.F. Corp.                    8,300        391,656
Wal-Mart Stores, Inc.        31,500      2,903,906
                                      ------------
                                        13,160,681
                                      ------------
TECHNOLOGY (4.1%)
Applied Materials, Inc.*      6,500        400,969
Computer Sciences Corp.*      3,200        176,600
Intel Corp.                  47,300      5,634,612
Sun Microsystems, Inc.*       8,600      1,074,462
Texas Instruments, Inc.       7,600        754,300
UNISYS Corp.*                 7,000        193,813
                                      ------------
                                         8,234,756
                                      ------------

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------
TELECOMMUNICATIONS (11.8%)
Airtouch Communications,
  Inc.*                      16,200   $  1,565,325
Ameritech Corp.              15,600        902,850
AT&T Corp.                   41,014      3,273,429
Bell Atlantic Corp.          16,548        855,325
BellSouth Corp.              69,200      2,772,325
Century Telephone
  Enterprise                 10,900        765,725
General Instruments
  Corp.*                      7,300        221,281
GTE Corp.                    21,100      1,276,550
Lucent Technologies,
  Inc.                       27,644      2,978,641
MCI Worldcom, Inc.*          52,814      4,677,339
Nextel Communications,
  Inc., Class A*             17,900        655,588
Northern Telecom Ltd.        21,000      1,304,625
SBC Communications, Inc.      9,498        447,593
Sprint Corp. (PCS
  Group)*                    26,600      1,178,713
Tellabs, Inc.*               10,300      1,006,825
                                      ------------
                                        23,882,134
                                      ------------
TRANSPORTATION & SHIPPING (1.0%)
AMR Corp.*                    4,200        245,963
Burlington Northern
  Santa Fe                   26,400        867,900
Delta Air Lines, Inc.         6,800        472,600
FDX Corp.*                    1,300        120,656
J.B. Hunt Transportation
  Services, Inc.              7,300        153,300
Southwest Airlines            8,425        254,856
                                      ------------
                                         2,115,275
                                      ------------
UTILITIES (0.2%)
Enron Corp.                   5,100        327,675
--------------------------------------------------
TOTAL COMMON STOCKS
  (COST $119,403,393)                  201,120,467
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1999
(Unaudited)

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION     AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
            MONEY MARKET FUNDS (0.7%)
Eureka Prime Money
  Market Fund -- Trust
  Class                   1,351,777   $  1,351,777
--------------------------------------------------
TOTAL MONEY MARKET FUNDS (COST
  $1,351,777)                            1,351,777
--------------------------------------------------

--------------------------------------------------
            DAILY SWEEP VEHICLE (0.1%)
Bank of New York Cash
  Sweep                   $ 103,661        103,661
--------------------------------------------------
TOTAL DAILY SWEEP VEHICLE (COST
  $103,661)                                103,661
--------------------------------------------------
TOTAL INVESTMENTS (COST
  $120,858,831) (A) -- 100.2%          202,575,905
--------------------------------------------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2)%                 (405,025)
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $202,170,880
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $202,170,880.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $185,217. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation        $84,754,956
      Unrealized depreciation         (3,223,099)
                                     -----------
      Net unrealized appreciation    $81,531,857
                                     ===========

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------

-------------------------------------------------
              COMMON STOCKS (68.2%)
AUSTRALIA (0.9%)
BANKING (0.4%)
Australia & New Zealand
  Banking Group Ltd.          8,100   $    58,568
Commonwealth Bank of
  Australia                   5,400        88,284
National Australia Bank
  Ltd.                        5,400        97,699
Westpac Banking Corp.         7,200        52,288
                                      -----------
                                          296,839
                                      -----------
BUILDING PRODUCTS (0.0%)
CSR Ltd.                      3,300         7,125
                                      -----------
CONSUMER GOODS & SERVICES (0.1%)
Brambles Industries
  Ltd.                        1,700        43,034
Coca Cola Amatil Ltd.         5,100        22,029
Mayne Nickless Ltd.           1,500         4,926
Woolworths Ltd.               7,000        22,323
                                      -----------
                                           92,312
                                      -----------
DIVERSIFIED (0.1%)
Broken Hill Proprietary
  Company Ltd.                7,100        60,305
Smith (Howard) Ltd.           1,000         7,736
                                      -----------
                                           68,041
                                      -----------
ENERGY (0.1%)
Australian Gas & Light
  Co.                         1,800        12,788
Santos Ltd.                   2,700         7,775
Woodside Petroleum Ltd.       8,600        51,816
                                      -----------
                                           72,379
                                      -----------
FINANCIAL SERVICES (0.1%)
Lend Lease Corporation
  Ltd.                        4,600        58,362
Westfield Holdings Ltd.       2,000        13,388
                                      -----------
                                           71,750
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
INDUSTRIAL (0.0%)
Orica Ltd.                    2,300   $    12,055
Pacfic Dunlop Ltd.           10,600        18,409
                                      -----------
                                           30,464
                                      -----------
MEDIA (0.1%)
News Corporation Ltd.*        8,100        59,704
Publishing and
  Brocasting                  3,100        17,619
                                      -----------
                                           77,323
                                      -----------
METALS & MINING (0.0%)
Rio Tinto Ltd.                1,400        19,483
WMC Ltd.                      2,900         9,193
                                      -----------
                                           28,676
                                      -----------
RETAIL (0.0%)
Coles Myer Ltd.               3,000        16,211
                                      -----------
TELECOMMUNICATIONS (0.0%)
Cable & Wireless Optus
  Ltd.*                       2,400         5,562
                                      -----------
                                          766,682
                                      -----------
AUSTRIA (0.1%)
ENERGY (0.0%)
EVN-Energie Versorgung
  Niedr                         100        13,004
                                      -----------
ENGINEERING (0.0%)
VA Technologie, AG              110         7,915
                                      -----------
FINANCIAL SERVICES (0.1%)
Bank Austria, AG                373        22,187
                                      -----------
                                           43,106
                                      -----------
BELGIUM (0.3%)
BANKING (0.1%)
Kredietbank, NV                 700        46,665
                                      -----------
DIVERSIFIED (0.0%)
Societe Generale de
  Belgique                      250        35,626
                                      -----------
ELECTRIC UTILITY (0.1%)
Electrabel, SA                   50        17,921
Tractebel                       375        59,108
                                      -----------
                                           77,029
                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
ENERGY (0.0%)
Petrofina, SA                    40   $    21,894
                                      -----------
INSURANCE (0.1%)
Fortis, AG, Class B           1,800        66,459
                                      -----------
METALS & MINING (0.0%)
Union Miniere, SA               130         4,499
                                      -----------
PHARMACEUTICALS (0.0%)
UCB, SA                         300        13,444
                                      -----------
                                          265,616
                                      -----------
CANADA (1.1%)
AUTOMOTIVE (0.0%)
Canadian Tire Corp.,
  Class A                       300         7,982
Magna International,
  Inc., Class A                 200        11,423
                                      -----------
                                           19,405
                                      -----------
BANKING (0.4%)
Bank of Montreal                900        36,053
Bank of Nova Scotia           2,200        46,390
Canadian Imperial Bank
  of Commerce                 1,700        43,489
National Bank of Canada       2,200        31,558
Royal Bank of Canada            700        33,038
Toronto-Dominion Bank         1,100        50,426
                                      -----------
                                          240,954
                                      -----------
BEVERAGES & TOBACCO (0.0%)
Imasco Ltd.                     800        17,451
                                      -----------
CHEMICALS (0.0%)
Potash Corp. of
  Saskatchewan                  200        10,643
                                      -----------
DIVERSIFIED (0.1%)
Bombardier, Inc., Class
  A                           3,400        44,950
Bombardier, Inc., Class
  B                           2,800        36,740
Power Corp. of Canada         1,000        18,939
                                      -----------
                                          100,629
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
FINANCIAL SERVICES (0.0%)
Newcourt Credit Group,
  Inc.                          800   $    21,549
Power Financial Corp.           400         7,602
                                      -----------
                                           29,151
                                      -----------
FOOD PRODUCTS & SERVICES (0.0%)
Weston (George) Ltd.            300        12,692
                                      -----------
FOREST & PAPER PRODUCTS (0.0%)
Donohue, Inc., Class A          500        10,874
                                      -----------
FUNERAL SERVICES (0.0%)
Loewen Group, Inc.              400           701
                                      -----------
INSURANCE (0.1%)
Great West Lifeco, Inc.       2,800        48,863
                                      -----------
METALS & MINING (0.1%)
Alcan Aluminum Ltd.           1,400        36,092
Barrick Gold Corp.            2,400        40,693
Inco Ltd., Class VBN          2,100        14,437
Noranda, Inc.                 1,300        13,449
Rio Algom Ltd.                  600         6,346
                                      -----------
                                          111,017
                                      -----------
OIL & GAS (0.3%)
Canadian Hunter
  Exploration Ltd.*             325         2,879
Canadian Natural
  Resources*                  2,600        44,256
Canadian Utilities
  Ltd., Class B                 700        21,748
Gaz Metropolitan &
  Company, LP                 2,900        33,260
Imperial Oil Ltd.             2,400        45,372
Nexfor Inc.*                    566         2,544
Petro-Canada                  2,800        32,946
Westcoast Energy, Inc.        1,500        29,350
                                      -----------
                                          212,355
                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
PHARMACEUTICALS (0.0%)
Biochem Pharmaecutical,
  Inc.*                         400   $     8,488
Biovail Corporation
  International*                600        23,044
Clinichem Development,
  Inc.*                          10            66
                                      -----------
                                           31,598
                                      -----------
PRINTING & PUBLISHING (0.0%)
Thomson Corp.                   700        19,388
                                      -----------
REAL ESTATE (0.0%)
Trizec Hahn Corp.             2,100        38,591
                                      -----------
TELECOMMUNICATIONS (0.1%)
BCE, Inc.                     1,000        44,355
                                      -----------
TRANSPORTATION & SHIPPING (0.0%)
Canadian National
  Railway Co.                   200        11,039
                                      -----------
                                          959,706
                                      -----------
DENMARK (0.2%)
BANKING (0.1%)
Den Danske Bank                 200        21,009
Unidanmark A/S, Class A         300        20,481
                                      -----------
                                           41,490
                                      -----------
COMMERCIAL SERVICES (0.0%)
Ratin A/S, Class B              140        25,216
Sophus Berendsen, Class
  B                             140         3,986
                                      -----------
                                           29,202
                                      -----------
FOOD PRODUCTS & SERVICES (0.0%)
Danisco A/S                     136         6,223
                                      -----------
PHARMACEUTICALS (0.0%)
Novo-Nordisk A/S, Class
  B                             156        17,448
                                      -----------
TELECOMMUNICATIONS (0.0%)
Tele Danmark A/S, Class
  B                             230        22,784
                                      -----------
TRANSPORTATION & SHIPPING (0.1%)
D/S 1912, Class B                 5        37,403
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
                                      $   154,550
                                      -----------
FINLAND (0.5%)
BANKING (0.0%)
Merita, PLC, Class A          3,000        16,064
                                      -----------
BASIC MATERIALS (0.0%)
Kemira, OYJ                     600         3,757
Metsa Serla, Class B          2,400        17,878
Outokumpu, OYJ                1,000        10,310
                                      -----------
                                           31,945
                                      -----------
DIVERSIFIED (0.0%)
Valmet, OYJ                   1,000        11,498
                                      -----------
PHARMACEUTICALS (0.0%)
Orion-Yhtyma, Class A           280         6,272
                                      -----------
TELECOMMUNICATIONS (0.5%)
Nokia, OYJ, Class A             600        96,580
Nokia, OYJ, Class K           1,400       225,201
                                      -----------
                                          321,781
                                      -----------
                                          387,560
                                      -----------
FRANCE (2.0%)
AUTOMOTIVE (0.1%)
Michelin (CGDE), Class
  B                             710        31,848
PSA Peugeot Citroen             100        14,380
                                      -----------
                                           46,228
                                      -----------
BANKING (0.2%)
Banque Nationale de
  Paris                         650        56,559
CCF -- Credit Commer
  France                        550        50,738
Dexia France                    250        34,952
Societe Generale, Class
  A                             400        76,866
                                      -----------
                                          219,115
                                      -----------
BEVERAGES & TOBACCO (0.1%)
LVMH (Moet-Hennessy
  Louis Vuitton)                260        64,419
                                      -----------
CHEMICALS (0.1%)
L'Air Liquide                   450        67,042
                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
CONSUMER GOODS & SERVICES (0.2%)
Bic                             400   $    21,052
Christian Dior                  100        12,836
L'oreal                         160       101,222
Vivendi*                        327        80,454
                                      -----------
                                          215,564
                                      -----------
FINANCIAL SERVICES (0.2%)
AXA                             400        53,029
Compagnie Bancaire, SA          100        15,330
Paribas                         600        66,978
                                      -----------
                                          135,337
                                      -----------
FOOD PRODUCTS & SERVICES (0.2%)
Carrefour Supermarche           150       115,623
Groupe Danone                   140        35,231
Promodes                         20        12,221
                                      -----------
                                          163,075
                                      -----------
HOTELS & LODGING (0.1%)
Accor, SA                       200        49,661
                                      -----------
INDUSTRIAL GOODS & SERVICES (0.2%)
Compagnie de Saint-
  Gobain                        220        34,914
LaFarge                         500        45,072
LeGrand                         100        20,998
Schneider, SA (Ex Spie
  Batig)                        300        16,599
Suez Lyonnaise Des Eaux         582       107,692
                                      -----------
                                          225,275
                                      -----------
MEDIA (0.0%)
Canal Plus                       90        26,380
                                      -----------
OIL & GAS (0.2%)
Elf Aquitane                    900       122,230
Total, SA, Class B              701        86,350
                                      -----------
                                          208,580
                                      -----------
PHARMACEUTICALS (0.2%)
Rhone-Poulenca, Class A         850        38,449
Sanofi, SA                      350        58,946
Synthelabo                      200        43,507
                                      -----------
                                          140,902
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
TECHNOLOGY (0.1%)
Alcatel Alsthom
  (CIE Gen El)                  550   $    63,236
Thompson
  Microelectronics*             200        19,854
                                      -----------
                                           83,090
                                      -----------
TELECOMMUNICATIONS (0.1%)
France Telecom, SA              650        52,560
                                      -----------
                                        1,697,228
                                      -----------
GERMANY (2.1%)
AUTOMOTIVE (0.2%)
Bayerische Motoren
  Werke*                         16        10,209
Bayerische Motoren
  Werke, AG                      80        52,425
Dailmerchrysler, AG*            874        76,050
Volkswagen, AG                  900        59,949
                                      -----------
                                          198,633
                                      -----------
BANKING (0.5%)
Bayerische Vereinsbank,
  AG                          2,125       127,094
Commerzbank, AG               1,900        56,716
Deutsche Bank, AG             3,250       167,187
Dresdner Bank, AG             1,050        42,055
                                      -----------
                                          393,052
                                      -----------
CHEMICALS (0.3%)
BASF, AG                      1,945        71,183
Bayer, AG                     3,600       133,890
Hoechst, AG                     900        39,011
                                      -----------
                                          244,084
                                      -----------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
SAP, AG                         150        42,994
                                      -----------
ENERGY (0.1%)
RWE, AG                       2,150        95,165
                                      -----------
INDUSTRIAL GOODS & SERVICES (0.7%)
Mannesmann, AG                1,750       223,501
Siemens, AG                   2,175       145,347
Thyssen Krupp, AG*            2,350        46,428
Veba, AG                      2,150       113,038

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Viag, AG                        100   $    55,156
                                      -----------
                                          583,470
                                      -----------
INSURANCE (0.1%)
Allianz, AG, Registered         180        54,799
Muenchener Rueckver,
  AG, Registered                180        36,339
Muenchener Rueckver,
  Registered*                   180        35,853
                                      -----------
                                          126,991
                                      -----------
PHARMACEUTICALS (0.0%)
Schering, AG                    240        27,335
                                      -----------
RETAIL (0.0%)
Metro, AG                       100         6,258
                                      -----------
TELECOMMUNICATIONS
  (0.1%)
Deutsche Telekom, AG          1,600        65,207
                                      -----------
                                        1,783,189
                                      -----------
HONG KONG (0.5%)
BANKING (0.0%)
Bank of East Asia*           10,000        16,969
                                      -----------
DIVERSIFIED (0.1%)
Hutchison Whampoa             4,000        31,486
Jardine Matheson
  Holdings Ltd.*              2,000         6,140
Swire Pacific Ltd.,
  Class A                     9,500        44,131
                                      -----------
                                           81,757
                                      -----------
ELECTRIC UTILITY (0.1%)
CLP Holdings, Ltd.            9,000        43,202
Hong Kong Electric
  Holdings                   14,000        42,364
                                      -----------
                                           85,566
                                      -----------
OIL & GAS (0.0%)
Hong Kong & China Gas        22,000        31,086
                                      -----------
REAL ESTATE (0.3%)
Cheung Kong                   6,000        45,680
China Resources
  Enterprises                10,000        14,581
Hang Lung Development
  Co.                        10,000        12,130

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Henderson Land
  Development Company
  Ltd.                        2,000   $     9,781
New World Development         1,000         1,968
Sun Hung Kai Properties       7,000        52,390
                                      -----------
                                          136,530
                                      -----------
TELECOMMUNICATIONS (0.0%)
Hong Kong Telecom            17,400        34,353
                                      -----------
                                          386,261
                                      -----------
IRELAND (0.2%)
BANKING (0.1%)
Allied Irish Bank, PLC        1,505        25,996
Bank of Ireland               2,850        59,690
                                      -----------
                                           85,686
                                      -----------
FOOD PRODUCTS & SERVICES (0.0%)
Kerry Group, PLC, Class
  A                           1,642        21,893
                                      -----------
HEALTH CARE (0.1%)
Elan Corporation, PLC*          654        46,225
                                      -----------
MANUFACTURING (0.0%)
CRH, PLC                      1,000        11,508
                                      -----------
                                          165,312
                                      -----------
ITALY (1.1%)
AUTOMOTIVE (0.0%)
Fiat, SPA                    11,700        38,651
                                      -----------
BANKING (0.2%)
Banc San Paolo Torino,
  SPA                         6,135        99,680
Credito Italiano, SPA         7,000        37,785
Rolo Banca 1473, SPA          2,000        47,826
                                      -----------
                                          185,291
                                      -----------
CHEMICALS (0.0%)
Montedison, SPA              10,000        10,364
                                      -----------
ELECTRIC UTILITY (0.0%)
Edison, SPA                   3,000        27,627
                                      -----------
INSURANCE (0.3%)
Assicurazioni Generali        3,695       147,993
Istituto Nazionale
  Delle Assicur              15,000        45,343

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Ras Savings, SPA, RNC         2,000   $    17,792
Unione Immobiliare,
  SPA*                       15,000         7,854
                                      -----------
                                          218,982
                                      -----------
OIL & GAS (0.1%)
Ente Nazional
  Indrocarburi, SPA          12,100        77,071
                                      -----------
TELECOMMUNICATIONS (0.5%)
Telecom Italia Mobile,
  SPA                         9,000        60,532
Telecom Italia Mobile,
  SPA-RNC                    13,000        50,244
Telecom Italia, SPA          21,555       228,981
Telecom Italia,
  SPA-RNC                     4,000        23,751
                                      -----------
                                          363,508
                                      -----------
TEXTILE PRODUCTS (0.0%)
Benetton Group, SPA          10,000        17,975
                                      -----------
                                          939,469
                                      -----------
JAPAN (5.2%)
AUTOMOTIVE (0.7%)
Aisin Seiki Company
  Ltd.                        3,000        29,131
Autobacs Seven Company
  Ltd.                        1,000        40,952
Bridgestone Corp.             3,000        76,501
Denso Corp.                   3,000        58,896
Honda Motor Company
  Ltd.                        2,000        90,349
Mazda Motor Corp.            13,000        50,494
Toyota Motor Corp.            9,000       260,659
                                      -----------
                                          606,982
                                      -----------
BANKING (1.0%)
77 Bank Ltd.                  2,000        19,336
Bank of
  Tokyo-Mitsubishi Ltd.      13,000       179,144
Chugoku Bank Ltd.             2,000        26,007
Dai-Ichi Kangyo Bank
  Ltd.                       12,000        80,047
Fuji Bank Ltd.                8,000        47,353
Gunma Bank                    1,000         7,878

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Hachijuni Bank                4,000   $    33,201
Industrial Bank of
  Japan                       9,000        60,795
Mitsubishi Trust &
  Banking Co.                 3,000        31,107
Sakura Bank Ltd.              7,000        21,219
Shizuoka Bank                 6,000        72,448
Sumitomo Bank Ltd.            8,000       108,283
Sumitomo Trust &
  Banking                     6,000        25,078
Yamaguchi Bank Ltd.           2,000        21,532
                                      -----------
                                          733,428
                                      -----------
BEVERAGES & TOBACCO (0.1%)
Japan Tobacco, Inc.               2        19,421
Kirin Brewery Company
  Ltd.                        4,000        46,880
                                      -----------
                                           66,301
                                      -----------
CHEMICALS (0.2%)
Hitachi Chemical              1,000         7,937
Mitsubishi Chemical
  Corp.                      19,000        53,905
Shin-Etsu Chemical Co.        2,000        52,520
Takeda Chemical
  Industries                  2,000        77,515
                                      -----------
                                          191,877
                                      -----------
CONSTRUCTION (0.1%)
Daiwa House Industry
  Company Ltd.                1,000        11,416
Matsushita Electric
  Works                       4,000        41,645
Nishimatsu Construction       3,000        15,807
Shimizu Corp.                 2,000         8,106
                                      -----------
                                           76,974
                                      -----------
CONSUMER GOODS & SERVICES (0.3%)
KAO Corp.                     3,000        66,242
Kuraray Company Ltd.          1,000        10,850
Matsushita Electric
  Industrial Co.              7,000       136,536
Nintendo Company Ltd.           200        17,259
Shiseido Company Ltd.         2,000        27,696

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Sony Corp.                      200   $    18,492
Toto Ltd.                     1,000         7,439
                                      -----------
                                          284,514
                                      -----------
DISTRIBUTION (0.0%)
Nissho Iwai Corp.*            5,000         4,391
                                      -----------
ELECTRIC UTILITY (0.2%)
Chubu Electric Power
  Company, Inc.               1,000        17,732
Hokkaido Electric Power       2,000        30,229
Hokuriku Electric Power       1,000        15,114
Kansai Electric Power         3,000        60,669
Kyushu Electric Power         1,000        15,621
Tohoku Electric Power           300         4,562
Tokyo Electric Power
  Co.                         2,200        47,370
                                      -----------
                                          191,297
                                      -----------
ELECTRICAL & ELECTRONIC (0.4%)
Hitachi Ltd.                 11,000        81,457
Kyocera Corp.                 1,000        53,871
Minebea Company Ltd.          3,000        31,006
Murata Mfg. Company
  Ltd.                        1,000        53,196
NEC Corp.                     5,000        60,162
NGK Insulators Ltd.           1,000        11,298
Nippon Electric Glass
  Company Ltd.                1,000        12,396
Nitto Denko Corp.             1,000        17,605
Omron Corp.                   1,000        12,497
Sumitomo Electric
  Industries                  3,000        35,565
                                      -----------
                                          369,053
                                      -----------
FINANCIAL SERVICES
  (0.2%)
Acom Company Ltd.             1,000        70,675
Credit Saison Company
  Ltd.                        1,000        21,954
Nomura Securities
  Company Ltd.                6,000        62,822
Tokio Marine & Fire
  Insurance                   4,000        45,630
                                      -----------
                                          201,081
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
FOOD PRODUCTS & SERVICES (0.1%)
Ajinomoto Company, Inc.       3,000   $    35,717
Nissin Food Products
  Company Ltd.                2,000        44,415
                                      -----------
                                           80,132
                                      -----------
INDUSTRIAL (0.2%)
Chudenko Corp.                1,030        20,525
Kajima Corp.                  2,000         6,080
Mitsubishi Heavy
  Industries Ltd.            16,000        72,278
Tostem Corp.                  3,000        55,476
                                      -----------
                                          154,359
                                      -----------
MACHINERY & EQUIPMENT (0.1%)
Ebara Corp.                   2,000        22,089
Komori Corp.                  1,000        18,534
Mori Seiki Company Ltd.       1,000        11,475
Toyoda Automatic Loom
  Works Ltd.                  1,000        18,281
                                      -----------
                                           70,379
                                      -----------
MANUFACTURING (0.2%)
Fuji Photo Film Co.           2,000        75,657
Nikon Corp.                   3,000        36,477
Onward Kashiyama
  Company Ltd.                2,000        23,727
                                      -----------
                                          135,861
                                      -----------
MEDIA (0.1%)
Tokyo Broadcasting
  System                      1,000        12,708
Toppan Printing Company
  Ltd.                        3,000        39,289
                                      -----------
                                           51,997
                                      -----------
METALS & MINING (0.0%)
Sumitomo Metal
  Industries*                30,000        36,224
                                      -----------
OFFICE EQUIPMENT & SERVICES (0.1%)
Canon, Inc.                   2,000        49,481
Dai Nippon Printing
  Company Ltd.                1,000        15,199

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Ricoh Company Ltd.            3,000   $    31,335
                                      -----------
                                           96,015
                                      -----------
OIL & GAS (0.0%)
Arabian Oil Company
  Ltd.                        1,300        22,064
Tonen Corp.                   2,000        11,281
                                      -----------
                                           33,345
                                      -----------
PHARMACEUTICALS (0.1%)
Ono Pharmaceutical
  Company Ltd.                1,000        40,361
Sankyo Company Ltd.           2,000        42,895
Yamanouchi
  Pharmaceutical
  Company Ltd.                1,000        31,664
                                      -----------
                                          114,920
                                      -----------
REAL ESTATE (0.1%)
Mitsubishi Estate
  Company Ltd.                4,000        40,699
Mitsui Fudosan Company
  Ltd.                        4,000        36,038
Sumitomo Realty &
  Development                 6,000        22,748
                                      -----------
                                           99,485
                                      -----------
RETAIL (0.2%)
Daiei, Inc.*                  2,000         5,759
Ito-Yokado Company Ltd.       1,000        64,342
Jusco Company Ltd.            2,000        34,788
Marui Company Ltd.            2,000        34,029
Mycal Corp.                   1,000         6,172
Takashimaya Company
  Ltd.                        1,000         9,162
UNY Company Ltd.              1,000        18,154
                                      -----------
                                          172,406
                                      -----------
TECHNOLOGY (0.3%)
Fujitsu Ltd.                  6,000        96,360
TDK Corp.                     1,000        80,976
Tokyo Electron Ltd.           1,000        51,761
                                      -----------
                                          229,097
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
TELECOMMUNICATIONS (0.2%)
KDD                             300   $    14,439
Nippon Telegraph &
  Telephone Corp.                15       146,922
Nippon Television
  Network                       100        38,504
                                      -----------
                                          199,865
                                      -----------
TRANSPORTATION & SHIPPING (0.2%)
All Nippon Airways
  Company Ltd.*               7,000        23,229
East Japan Railway Co.            6        35,667
Japan Airlines Company
  Ltd.                        2,000         6,536
Kinki Nippon Railway
  Company Ltd.               10,000        53,533
Mitsubishi Logistics
  Corp.                       1,000        11,509
Nippon Express Company
  Ltd.                        3,000        17,757
Seibu Railway Company
  Ltd.                        1,000        23,220
                                      -----------
                                          171,451
                                      -----------
WHOLESALE & INTERNATIONAL TRADE (0.1%)
Mitsubishi Corp.              3,000        19,632
Mitsui & Company Ltd.         5,000        33,817
Sumitomo Corp.                2,000        13,122
                                      -----------
                                           66,571
                                      -----------
                                        4,438,005
                                      -----------
MALAYSIA (0.1%)
BANKING (0.1%)
Malayan Banking Berhad       28,800        43,048
                                      -----------
CONSUMER GOODS & SERVICES (0.0%)
Kuala Lumpur Kepong
  Berhad                      9,000         9,019
                                      -----------
DIVERSIFIED (0.0%)
Renong Berhad*                9,000         1,156
Sungei Way Holdings
  Berhad*                     5,800         1,172
                                      -----------
                                            2,328
                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
ELECTRIC UTILITY (0.0%)
Tenaga Nasional Berhad        4,000   $     4,716
                                      -----------
FINANCIAL SERVICES
  (0.0%)
Hong Leong Credit
  Berhad                      6,000         3,221
Innovest Berhad*              5,000           516
Sime Darby Berhad             8,700         6,337
                                      -----------
                                           10,074
                                      -----------
FOOD PRODUCTS & SERVICES (0.0%)
Nestle (Malaysia)
  Berhad                      1,000         2,800
                                      -----------
INDUSTRIAL (0.0%)
UMW Holdings Berhad           2,000         1,701
United Engineers
  (Malaysia)*                 1,000           362
                                      -----------
                                            2,063
                                      -----------
INDUSTRIAL GOODS & SERVICES (0.0%)
Perusahaan Otomobil
  Nasional                    1,000         1,063
                                      -----------
OIL & GAS (0.0%)
Petronas Gas Berhad           2,000         3,242
                                      -----------
RESORTS & ENTERTAINMENT (0.0%)
Resorts World Berhad          4,000         3,941
                                      -----------
TELECOMMUNICATIONS (0.0%)
Telekom Malaysia              3,500         5,637
                                      -----------
                                           87,931
                                      -----------
NETHERLANDS (1.6%)
BANKING (0.3%)
ABN Amro Holding, NV          3,748        78,093
Ing Groep, NV                 2,504       138,003
                                      -----------
                                          216,096
                                      -----------
BREWERY (0.1%)
Heineken, NV                  1,800        90,750
                                      -----------
CHEMICALS (0.0%)
Akzo Nobel                    1,080        39,992
                                      -----------
CONSUMER GOODS & SERVICES (0.2%)
Koninklijke Ahold, NV         1,200        45,990

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Unilever, NV -- CVA           1,572   $   109,209
                                      -----------
                                          155,199
                                      -----------
ELECTRICAL & ELECTRONIC (0.1%)
Philips Electronics           1,284       104,588
                                      -----------
INSURANCE (0.2%)
Aegon, NV                     1,388       126,695
Fortis, NV                    1,020        39,147
                                      -----------
                                          165,842
                                      -----------
MEDIA (0.1%)
Elsevier                        554         8,254
Wolters Kluwer -- CVA           420        76,175
                                      -----------
                                           84,429
                                      -----------
OIL & GAS (0.6%)
Royal Dutch Petroleum         7,517       399,675
                                      -----------
TELECOMMUNICATIONS (0.0%)
Koninklijke KPN, NV             859        34,173
                                      -----------
TRANSPORTATION & SHIPPING (0.0%)
TNT Post Group, NV              859        25,873
                                      -----------
                                        1,316,617
                                      -----------
NEW ZEALAND (0.1%)
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
Air New Zealand Ltd.,
  Class B                    10,000        17,332
                                      -----------
DIVERSIFIED (0.0%)
Brierley Investments
  Ltd.*                      11,700         2,870
                                      -----------
FOREST & PAPER PRODUCTS (0.0%)
Fletcher Challenge
  Forests*                   10,000         3,893
                                      -----------
TELECOMMUNICATIONS (0.1%)
Telecom Corp. of New
  Zealand                     5,000        24,319
                                      -----------
                                           48,414
                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
NORWAY (0.1%)
BANKING (0.0%)
Norske Bank, ASA              1,000   $     3,661
Sparebanken Nor-Cap,
  CTF                           100         1,941
                                      -----------
                                            5,602
                                      -----------
FOOD PRODUCTS & SERVICES (0.0%)
Orkla, ASA, Class A             600         9,199
                                      -----------
INDUSTRIAL (0.1%)
Bergesen D Y ASA, Class
  A                             500         6,858
Kvaerner, ASA                   100         1,779
Norsk Hydro, ASA                780        31,791
                                      -----------
                                           40,428
                                      -----------
INSURANCE (0.0%)
Storebrand, ASA*              1,000         7,375
                                      -----------
OIL & GAS (0.0%)
Smedvig, ASA, Class B         1,000         9,704
                                      -----------
                                           72,308
                                      -----------
SINGAPORE (0.1%)
BANKING (0.1%)
Development Bank of
  Singapore*                  2,750        20,841
United Overseas Bank --
  Foreign*                    1,000         6,133
                                      -----------
                                           26,974
                                      -----------
INDUSTRIAL (0.0%)
Sembcorp Industries
  Ltd.*                      18,209        19,910
                                      -----------
PRINTING & PUBLISHING (0.0%)
Singapore Press
  Holdings                    1,148        12,686
                                      -----------
REAL ESTATE (0.0%)
Centrepoint Properties       15,000        11,281
DBS Land                      3,000         4,426
                                      -----------
                                           15,707
                                      -----------
TELECOMMUNICATIONS (0.0%)
Singapore
  Telecommunications          5,000         7,116
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
TRANSPORTATION & SHIPPING (0.0%)
Singapore Airlines Ltd.       2,000   $    14,464
                                      -----------
                                           96,857
                                      -----------
SPAIN (0.7%)
BANKING (0.4%)
Banco Bilbao Vizcaya         11,631       173,281
Banco Central
  Hispanoamer, SA             4,200        52,643
Banco Popular Espanol           600        38,606
Banco Santander, SA           1,800        36,922
                                      -----------
                                          301,452
                                      -----------
ELECTRIC UTILITY (0.1%)
Endesa, SA                      500        12,620
Iberdrola, SA                 4,906        72,667
                                      -----------
                                           85,287
                                      -----------
OIL & GAS (0.1%)
Gas Natural SDG-E               200        18,461
Repsol, SA                    1,250        64,370
                                      -----------
                                           82,831
                                      -----------
TELECOMMUNICATIONS (0.1%)
Telefonica de Espana          2,466       104,600
                                      -----------
                                          574,170
                                      -----------
SWEDEN (0.7%)
AUTOMOTIVE (0.1%)
Volvo, AB, Class A              400        10,337
Volvo, AB, Class B            1,700        44,552
                                      -----------
                                           54,889
                                      -----------
BANKING (0.1%)
Svenska Handelsbanken,
  Class A                     1,300        45,293
Svenska Handelsbanken,
  Class B                       500        16,053
                                      -----------
                                           61,346
                                      -----------
BASIC MATERIALS (0.0%)
AGA, AB, Class A                700         8,768
                                      -----------
CONSUMER GOODS & SERVICES (0.0%)
Electrolux, AB, Class B       1,300        25,769
                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
ELECTRIC UTILITY (0.0%)
Sydkraft, AB, Class A           200   $     5,448
                                      -----------
FINANCIAL SERVICES (0.0%)
Investor, AB, Class A           200         8,610
Investor, AB, Class B           600        26,268
                                      -----------
                                           34,878
                                      -----------
INDUSTRIAL (0.0%)
ABB, AB, Class A                600         7,443
Skanska, AB, Class B            200         6,810
                                      -----------
                                           14,253
                                      -----------
INSURANCE (0.1%)
Skandia Forsakrings, AB       2,500        46,516
                                      -----------
MACHINERY & EQUIPMENT (0.1%)
Atlas Copco, AB, Class
  A                           1,600        43,391
Sandvik, AB, Class A            850        16,952
Sandvik, AB, Class B            500         9,972
                                      -----------
                                           70,315
                                      -----------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
Gambro, AB, Class B           1,000         9,729
                                      -----------
PHARMACEUTICALS (0.2%)
Astra, AB, Class A            4,132        94,719
Astra, AB, Class B            2,200        49,897
                                      -----------
                                          144,616
                                      -----------
REAL ESTATE (0.0%)
Drott, AB, Class B*             200         1,763
Fastighets, AB, Balder           50           535
                                      -----------
                                            2,298
                                      -----------
TELECOMMUNICATIONS (0.1%)
Ericsson, LM, Class B         6,000       145,932
                                      -----------
                                          624,757
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
SWITZERLAND (2.1%)
BANKING (0.5%)
Credit Suisse Group,
  Registered                    880   $   164,092
Union Bank of
  Switzerland, AG,
  Registered                    838       263,264
                                      -----------
                                          427,356
                                      -----------
FOOD PRODUCTS & SERVICES (0.3%)
Nestle, SA, Registered          160       290,674
                                      -----------
INSURANCE (0.2%)
Schw Rueckversicherungs,
  Registered                     50       110,631
Zurich Allied, AG               150        95,970
                                      -----------
                                          206,601
                                      -----------
MANUFACTURING (0.1%)
ABB, AG, Bearer                  55        72,756
                                      -----------
PHARMACEUTICALS (1.0%)
Novartis, AG, Bearer             40        65,129
Novartis, AG,
  Registered                    223       361,738
Roche Holding,
  AG, Bearer                      3        53,508
Roche Holding,
  AG, Genus                      27       329,258
                                      -----------
                                          809,633
                                      -----------
                                        1,807,020
                                      -----------
UNITED KINGDOM (7.9%)
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
British Aerospace, PLC        6,000        40,099
                                      -----------
AUTOMOTIVE (0.1%)
GKN, PLC                      1,000        15,118
Lucas Varity, PLC            11,000        50,875
                                      -----------
                                           65,993
                                      -----------
BANKING (1.6%)
Abbey National, PLC           6,000       123,688
Alliance & Leicester,
  PLC                         2,500        34,929
Bank of Scotland              4,000        53,111

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Barclays, PLC                 6,918   $   199,456
Halifax, PLC                  7,000        85,711
HSBC Holdings, PLC            3,400       109,718
HSBC Holdings, PLC            7,000       219,497
Lloyds TSB Group, PLC        20,731       313,409
National Westminster
  Bank                        7,000       160,010
Royal Bank of Scotland
  Group                       2,000        43,489
Schroders, PLC                  750        17,507
Schroders, PLC, Non
  Voting Shares               1,500        29,300
Standard Chartered, PLC       2,000        28,266
                                      -----------
                                        1,418,091
                                      -----------
BEVERAGES & TOBACCO (0.4%)
Allied Domecq, PLC            1,400        10,430
Bass, PLC                     3,791        51,345
British American
  Tobacco, PLC                7,374        61,543
Diageo, PLC                  14,552       163,500
Scottish & Newcastle,
  PLC                         2,000        21,648
                                      -----------
                                          308,466
                                      -----------
BUILDING PRODUCTS (0.0%)
Wolseley, PLC                 1,000         8,209
                                      -----------
CHEMICALS (0.1%)
BOC Group, PLC                2,445        34,378
Imperial Chemical
  Industries, PLC             2,000        17,903
                                      -----------
                                           52,281
                                      -----------
CONSUMER GOODS & SERVICES (0.4%)
Boots Company, PLC            2,919        42,127
Granada Group, PLC            4,000        80,973
Hays, PLC                     6,000        60,149
Rank Group, PLC              10,563        38,495
Reckitt & Coleman, PLC        2,750        29,832
Unilever, PLC                 9,000        83,177
                                      -----------
                                          334,753
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
DIVERSIFIED (0.3%)
General Electric
  Company, PLC               10,070   $    90,790
Rentokil Initial, PLC         6,000        36,903
Siebe, PLC                   12,000        52,933
Smiths Industries, PLC        2,600        38,026
Tompkins, PLC                 4,000        14,755
Williams, PLC                 8,030        51,819
                                      -----------
                                          285,226
                                      -----------
ELECTRIC UTILITY (0.2%)
National Power, PLC          12,000        92,160
Powergen, PLC                 3,000        33,029
Scottish & Southern
  Energy                      4,630        41,781
Scottish Power, PLC           5,000        43,546
                                      -----------
                                          210,516
                                      -----------
FINANCIAL SERVICES
  (0.0%)
3i Group, PLC                 1,000        10,106
                                      -----------
FOOD PRODUCTS & SERVICES (0.3%)
ASDA Group, PLC              14,000        34,070
Associated British
  Foods, PLC                  5,000        35,071
Cadbury Schweppes, PLC        5,853        84,470
Sainsbury (J), PLC            1,144         7,073
Tesco, PLC                   34,254        90,823
                                      -----------
                                          251,507
                                      -----------
INDUSTRIAL (0.1%)
BAA, PLC                      2,100        23,425
Blue Circle Industries,
  PLC                         4,000        22,891
                                      -----------
                                           46,316
                                      -----------
INSURANCE (0.5%)
Allied Zurich, PLC*           7,374        99,457
CGU, PLC                      7,044       110,244
Guardian Royal
  Exchange, PLC                 952         5,625
Legal & General Group,
  PLC                         4,000        47,331
Norwich Union, PLC            6,000        41,237

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Prudential Corporation,
  PLC                         8,000   $   104,348
Royal & Sun Alliance
  Insurance Group             5,000        47,178
                                      -----------
                                          455,420
                                      -----------
MEDIA (0.3%)
British Sky
  Broadcasting, PLC           8,000        68,769
Pearson, PLC                  3,463        78,879
Reuters Group, PLC            4,855        71,321
United News & Media,
  PLC                         1,000         9,468
                                      -----------
                                          228,437
                                      -----------
METALS & MINING (0.0%)
Rio Tinto, PLC,
  Registered                  2,216        30,532
                                      -----------
MOVIES & ENTERTAINMENT (0.1%)
EMI Group, PLC                7,000        50,031
                                      -----------
OIL & GAS (0.7%)
BP Amoco, PLC                20,176       340,847
Burmah Castrol, PLC           2,000        30,591
Enterprise Oil, PLC           5,000        28,936
Lasmo, PLC                   11,000        22,419
Shell Transportation &
  Trading Company, PLC       25,473       171,269
                                      -----------
                                          594,062
                                      -----------
PHARMACEUTICALS (1.0%)
Glaxo Wellcome, PLC          14,451       484,761
Smithkline Beecham, PLC      15,708       226,696
Zeneca Group, PLC             4,000       189,390
                                      -----------
                                          900,847
                                      -----------
REAL ESTATE (0.1%)
Land Securities, PLC          4,282        56,509
                                      -----------
RESTAURANTS (0.1%)
Whitbread, PLC                3,700        57,250
                                      -----------
RETAIL (0.3%)
Great Universal Stores,
  PLC                         5,834        62,440

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Kingfisher, PLC               6,000   $    75,549
Marks & Spencer, PLC          8,198        53,863
Next, PLC                     3,000        34,409
                                      -----------
                                          226,261
                                      -----------
TELECOMMUNICATIONS (0.9%)
British Telecom, PLC         24,966       407,461
Cable & Wireless
  Communications, PLC*        5,000        56,662
Cable & Wireless, PLC        10,000       125,108
Carlton Communications,
  PLC                         1,000         9,871
Orange, PLC*                  4,000        55,984
Vodafone Group, PLC           9,225       171,108
                                      -----------
                                          826,194
                                      -----------
TRANSPORTATION & SHIPPING (0.2%)
British Airways, PLC          3,500        24,281
Peninsular & Orient
  Steam                       4,250        61,747
Railtrack Group, PLC          2,600        59,516
                                      -----------
                                          145,544
                                      -----------
UTILITIES (0.2%)
British Gas, PLC             13,911        81,629
United Utilities, PLC         4,000        47,945
                                      -----------
                                          129,574
                                      -----------
                                        6,732,224
                                      -----------
UNITED STATES (40.6%)
AEROSPACE & MILITARY TECHNOLOGY (0.8%)
Allied Signal, Inc.           1,400        68,863
Boeing Co.                    1,700        58,013
General Dynamics Corp.        1,000        64,250
Goodrich (B.F) Co.            4,900       168,131
Lockheed Martin Corp.           100         3,769
United Technologies
  Corp.                       2,400       325,049
                                      -----------
                                          688,075
                                      -----------
AUTOMOTIVE (1.0%)
Daimlerchrysler, AG*          1,184       101,602
Dana Corp.                    2,200        83,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Ford Motor Co.                5,000   $   283,750
General Motors Corp.          3,100       269,313
Navistar International
  Corp.*                        400        16,075
TRW, Inc.                     1,800        81,900
                                      -----------
                                          836,240
                                      -----------
BANKING (2.8%)
Bank One Corp.                2,214       121,908
BankAmerica Corp.             6,536       461,604
Chase Manhattan Corp.         5,700       463,480
Comerica, Inc.                2,650       165,459
First Union Corp.             2,800       149,625
Fleet Financial Group,
  Inc.                        5,500       206,938
MBNA Corp.                    3,600        85,950
Mellon Bank Corp.             3,100       218,163
PNC Bank Corp.                1,300        72,231
Republic New York Corp.       1,700        78,413
Southtrust Corp.                200         7,463
State Street Corp.              100         8,219
Suntrust Banks, Inc.          2,800       174,300
Wells Fargo & Co.             6,300       220,894
                                      -----------
                                        2,434,647
                                      -----------
BEVERAGES & TOBACCO (1.7%)
Anheuser Busch                  400        30,475
Coca-Cola Co.                 5,400       331,425
Coca-Cola Enterprises         3,700       111,925
Coors (Adolph), Class B       2,000       108,000
Pepsico, Inc.                 5,200       203,775
Philip Morris
  Companies, Inc.            10,600       372,988
RJR Nabisco Holdings
  Corp.                       4,000       100,000
Seagram Company Ltd.          2,900       145,000
Universal Corp., Va             800        20,450
                                      -----------
                                        1,424,038
                                      -----------
BIOTECHNOLOGY (0.1%)
Pioneer Hi-Bred
  International, Inc.         1,500        56,438
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
BROADCASTING/CABLE (0.2%)
Comcast Corp.,
  Special Class A             2,100   $   132,169
Media One Group, Inc.*          300        19,050
                                      -----------
                                          151,219
                                      -----------
BUILDING PRODUCTS
  (0.1%)
Owens Corning Co.             1,800        57,263
                                      -----------
CHEMICALS (0.4%)
Air Products &
  Chemical, Inc.                200         6,850
Dow Chemical Co.              1,100       102,506
Du Pont (E.I.) De
  Nemours                     2,200       127,737
Praxair, Inc.                 1,400        50,488
Rohm & Haas Co.               1,800        60,413
                                      -----------
                                          347,994
                                      -----------
COMMERCIAL SERVICES (0.5%)
Kelly Services, Inc.,
  Class A                     3,900       108,225
McKesson HBOC, Inc.           3,740       246,840
Paychex, Inc.                 1,650        78,272
Robert Half
  International, Inc.*          300         9,844
                                      -----------
                                          443,181
                                      -----------
COMPUTER HARDWARE (2.6%)
Cisco Systems, Inc.*          4,825       528,639
Compaq Computer Corp.         6,800       215,475
Dell Computer Corp.*          6,700       273,863
EMC Corp.*                    2,000       255,500
Gateway 2000, Inc.*           1,700       116,556
Hewlett-Packard Co.           3,700       250,906
IBM Corp.                     3,100       549,474
                                      -----------
                                        2,190,413
                                      -----------
COMPUTER SOFTWARE & PERIPHERALS (2.3%)
America Online, Inc.*         1,400       204,400
Automatic Data
  Processing, Inc.            4,400       182,050
BMC Software, Inc.*           2,200        81,538
Computer Associates
  International, Inc.         3,350       119,134

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Compuware Corp.*              3,600   $    85,950
First Data Corp.              1,300        55,575
Microsoft, Inc.*             13,200     1,183,049
Oracle Corp.*                 1,500        39,563
                                      -----------
                                        1,951,259
                                      -----------
CONSTRUCTION (0.2%)
Masco Corp.                   1,600        45,200
Vulcan Materials Co.          2,100        86,756
                                      -----------
                                          131,956
                                      -----------
CONSUMER GOODS & SERVICES (1.5%)
Avon Products, Inc.             600        28,238
Colgate Palmolive Co.           600        55,200
Eastman Kodak Co.             1,100        70,263
Enesco Group, Inc.              700        12,644
Fortune Brands, Inc.          3,900       150,880
Fruit of the Loom Inc.,
  Class A*                      600         6,225
Gillette Co.                  3,000       178,312
Hasbro, Inc.                  3,150        91,153
Interpublic Group
  Companies, Inc.               600        46,725
Liz Claiborne, Inc.             500        16,313
Mattel                        4,300       106,963
Maytag Corp.                    700        42,263
Proctor & Gamble Co.          4,800       470,099
                                      -----------
                                        1,275,278
                                      -----------
CONTAINERS & PACKAGING (0.1%)
Ball Corp.                    1,000        46,938
Owens-Illinois, Inc.*         2,000        50,000
                                      -----------
                                           96,938
                                      -----------
ELECTRIC UTILITY (0.7%)
Cinergy Corp.                   900        24,750
DTE Energy Co.                1,400        53,813
Entergy Corp.                 6,800       187,000
Florida Power & Light
  Group, Inc.                   200        10,650
PECO Energy Co.               1,100        50,875

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
PG&E Corp.                    6,000   $   186,375
Texas Utilities Holding
  Co.                         2,800       116,725
                                      -----------
                                          630,188
                                      -----------
ELECTRICAL & ELECTRONIC (1.8%)
Emerson Electric Co.            500        26,469
Firstenergy Corp.             1,700        47,494
General Electric Co.          8,400       929,249
Honeywell, Inc.               2,300       174,369
Johnson Controls, Inc.        2,100       130,988
Reliant Energy, Inc.          5,300       138,131
Tecumseh Products Co.,
  Class A                     1,100        56,031
                                      -----------
                                        1,502,731
                                      -----------
ENVIRONMENTAL SERVICES (0.1%)
Waste Management, Inc.        2,700       119,813
                                      -----------
FINANCIAL SERVICES
  (2.7%)
American Express Co.          1,800       211,500
Associates First
  Capital, Class A            2,882       129,690
Bear Stearns Companies,
  Inc.                        1,000        44,688
Capital One Financial
  Corp.                         300        45,300
Charter One Financial,
  Inc.                        3,900       112,552
Citigroup, Inc.               8,750       558,905
Fannie Mae                    3,200       221,600
Franklin Resources,
  Inc.                          100         2,813
Golden West Financial
  Corp.                         700        66,850
Household
  International, Inc.         1,100        50,188
J.P. Morgan & Co.             1,400       172,725
Lehman Brothers
  Holdings, Inc.              1,000        59,750
Merrill Lynch & Co.             800        70,750
Morgan Stanley Dean
  Witter & Co.                4,000       399,749

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Paine Webber Group,
  Inc.                        1,200   $    47,850
Washington Mutual, Inc.       1,454        59,432
                                      -----------
                                        2,254,342
                                      -----------
FOOD PRODUCTS & SERVICES (1.1%)
Archer Daniels Midland
  & Co.                       7,665       112,580
Bob Evans Farms               2,600        52,000
Conagra, Inc.                 2,400        61,350
Dean Foods Co.                2,100        74,813
International
  Multifoods Corp.              700        16,319
Interstate Bakeries           2,800        60,375
Kroger Co.*                     800        47,900
McDonald's Corp.              3,200       144,999
Safeway, Inc.*                2,800       143,674
Sara Lee Corp.                2,200        54,450
Starbucks Corp.*              2,200        61,738
Supervalu, Inc.               3,900        80,438
Tyson Foods, Inc.,
  Class A                     2,800        57,925
                                      -----------
                                          968,561
                                      -----------
FUNERAL SERVICES (0.1%)
Services Corporation
  International               2,200        31,350
Stewart Enterprises,
  Inc., Class A               3,300        53,006
                                      -----------
                                           84,356
                                      -----------
HEALTH CARE (0.5%)
Columbia/HCA Healthcare
  Corp.                       5,600       106,050
Hillenbrand Industries,
  Inc.                        1,400        64,663
Humana, Inc.*                 1,700        29,325
Tenet Healthcare Corp.*         400         7,575
United Healthcare Corp.       4,300       226,287
                                      -----------
                                          433,900
                                      -----------
HOTELS & LODGING (0.1%)
Marriott International,
  Class A                     1,800        60,525
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.0%)
Kaydon Corp.                    500   $    14,469
                                      -----------
INSURANCE (1.9%)
Aetna, Inc.                   1,500       124,500
AFLAC, Inc.                   1,300        70,769
Allstate Corp.                5,400       200,138
American General Corp.          800        56,400
American International
  Group, Inc.                 2,684       323,757
Aon Corp.                     1,000        63,250
Cigna Corp.                   1,300       108,956
Conseco, Inc.                 3,000        92,625
Hartford Financial
  Services Group, Inc.        1,600        90,900
Jefferson Pilot Corp.           500        33,875
Lincoln National Corp.          400        39,550
Loews Corp.                     800        59,700
Marsh & McLennan Cos.         1,000        74,188
Progressive Corp.             1,100       157,850
Provident Companies,
  Inc.                        1,300        44,931
St. Paul Cos.                 1,200        37,275
Transamerica Corp.              100         7,100
                                      -----------
                                        1,585,764
                                      -----------
MACHINERY & EQUIPMENT (0.4%)
Caterpillar, Inc.             1,800        82,688
Deere & Co.                     800        30,900
Halliburton Co.               2,700       103,950
Ingersoll-Rand Co.            2,100       104,212
                                      -----------
                                          321,750
                                      -----------
MANUFACTURING (1.0%)
Hon Industries, Inc.            800        17,550
Illinois Tool Works,
  Inc.                          600        37,125
Mark IV Industries,
  Inc.                        5,000        65,313
Parker Hannifin Corp.           200         6,850
Pentair, Inc.                   600        20,250
Raychem Corp.                   500        11,281
Raytheon Co., Class B           100         5,863
Tenneco, Inc.                 4,600       128,513

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Textron, Inc.                 2,500   $   193,437
Tyco International Ltd.       4,800       344,399
                                      -----------
                                          830,581
                                      -----------
MEDICAL EQUIPMENT & SUPPLIES (1.0%)
Amgen, Inc.*                  2,200       164,725
Baxter International,
  Inc.                          900        59,400
Becton Dickinson & Co.        2,000        76,625
Boston Scientic Corp.*        1,200        48,675
Guidant Corp.                   200        12,100
Johnson & Johnson             4,800       449,700
                                      -----------
                                          811,225
                                      -----------
METALS & MINING (0.1%)
Carpenter Technology
  Corp.                       1,400        36,313
Reynolds Metals Co.           1,400        67,637
                                      -----------
                                          103,950
                                      -----------
OFFICE EQUIPMENT & SERVICES (0.2%)
Xerox Corp.                   3,800       202,825
                                      -----------
OIL & GAS (2.5%)
Amerada Hess Corp.              600        30,188
Ashland, Inc.                   600        24,563
Baker Hughes, Inc.            5,200       126,425
BP Amoco, PLC, ADR            2,977       300,491
Chevron Corp.                 1,300       114,969
Coastal Corp.                 4,500       148,500
Exxon Corp.                   7,800       550,387
Mobil Corp.                   3,900       343,199
Royal Dutch Petroleum,
  NY Shares                   1,900        98,800
Texaco, Inc.                  3,900       221,325
USX-Marathon Group            6,500       178,750
                                      -----------
                                        2,137,597
                                      -----------
PAPER PRODUCTS (0.3%)
Fort James Corp.              1,300        41,194
Georgia Pacific Corp.         1,200        89,100
International Paper Co.       1,300        54,844
Mead Corp.                    1,000        30,750
Westvaco Corp.                2,200        46,200
Weyerhaeuser Co.                500        27,750
                                      -----------
                                          289,838
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
PHARMACEUTICALS (3.7%)
Abbott Laboratories           1,700   $    79,581
Alza Corp.*                     300        11,475
American Home Products
  Corp.                       2,500       163,125
Bergen Brunswig Corp.,
  Class A                     6,400       128,000
Bristol-Myers Squibb
  Co.                         4,800       308,700
Cardinal Health, Inc.         3,000       198,000
Eli Lilly & Co.               2,800       237,650
Merck & Company, Inc.         7,900       633,481
Mylan Laboratories            1,400        38,413
Pfizer, Inc.                  4,900       679,874
Schering-Plough Corp.         7,800       431,438
Warner-Lambert Co.            4,800       317,700
                                      -----------
                                        3,227,437
                                      -----------
PRINTING & PUBLISHING (0.6%)
New York Times Co.,
  Class A                     2,700        76,950
R.R. Donnelley & Sons
  Co.                         3,800       122,313
Time Warner, Inc.               800        56,850
Viacom, Inc., Class B*        2,800       235,025
                                      -----------
                                          491,138
                                      -----------
RESORTS & ENTERTAINMENT (0.3%)
Carnival Corp.                1,400        67,988
Walt Disney Co.               5,100       158,737
                                      -----------
                                          226,725
                                      -----------
RETAIL (2.3%)
Dayton Hudson Corp.           4,200       279,824
Federated Department
  Stores, Inc.*                 600        24,075
GAP, Inc.                     3,375       227,180
Heilig-Meyers Co.            11,400        59,138
Home Depot, Inc.              4,600       286,349
J.C. Penney Company,
  Inc.                          200         8,100
K Mart Corp.*                 5,800        97,513
Lowe's Companies, Inc.        1,600        96,800
Rite Aid Corp.                3,100        77,500
Sears, Roebuck & Co.          1,700        76,819

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
Staples, Inc.*                2,700   $    88,763
Tiffany & Co.                   900        67,275
TJX Companies, Inc.           5,900       200,600
V.F. Corp.                      600        28,313
Wal-Mart Stores, Inc.         3,800       350,312
                                      -----------
                                        1,968,561
                                      -----------
TECHNOLOGY (1.9%)
Applied Materials,
  Inc.*                       1,300        80,194
Computer Sciences
  Corp.*                      1,500        82,781
Intel Corp.                   6,600       786,224
Linear Technology Corp.       1,000        51,250
Motorola, Inc.                3,200       234,400
Sun Microsystems, Inc.*       1,400       174,913
Texas Instruments, Inc.       1,700       168,725
UNISYS Corp.*                 1,300        35,994
                                      -----------
                                        1,614,481
                                      -----------
TELECOMMUNICATIONS (2.6%)
AT&T Corp.                    4,639       370,250
BellSouth Corp.               8,000       320,500
General Instrument
  Corp.*                      1,400        42,438
Lucent Technologies,
  Inc.                        5,200       560,299
MCI Worldcom, Inc.*           4,700       416,243
Nextel Communications,
  Inc., Class A*                800        29,300
Northern Telecom Ltd.         2,100       130,463
Tellabs, Inc.*                3,100       303,025
                                      -----------
                                        2,172,518
                                      -----------
TIRE & RUBBER (0.0%)
Goodyear Tire & Rubber
  Co.                           200         9,963
                                      -----------
TRANSPORTATION & SHIPPING (0.3%)
AMR Corp.*                      900        52,706
Burlington Northern
  Santa Fe                    2,700        88,763
CSX Corp.                     1,100        42,831
Laidlaw, Inc.                 1,000         5,813
Southwest Airlines            2,100        63,525
                                      -----------
                                          253,638
                                      -----------

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
UTILITIES (0.1%)
Enron Corp.                   1,200   $    77,100
                                      -----------
                                       34,478,915
-------------------------------------------------
TOTAL COMMON STOCKS (COST $47,581,275) 57,825,897
-------------------------------------------------

             PREFERRED STOCKS (0.1%)

GERMANY (0.1%)
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
SAP, AG                         190        61,126
                                      -----------
RETAIL (0.0%)
Metro, AG                       240         8,097
                                      -----------
                                           69,223
                                      -----------
NETHERLANDS (0.0%)
BANKING (0.0%)
ABN Amro Holding              6,000        16,582
-------------------------------------------------
TOTAL PREFERRED STOCKS
  (COST $68,577)                           85,805
-------------------------------------------------

           U.S. TREASURY BONDS (4.6%)
UNITED STATES (4.6%)
U.S. TREASURY BONDS (5.1%)
U.S. Treasury Bond,
  8.50%, 02/15/20        $1,180,000     1,542,933
U.S. Treasury Bond,
  7.875%, 02/15/21          550,000       681,318
U.S. Treasury Bond,
  6.00%, 02/15/26         1,650,000     1,677,637
                                      -----------
                                        3,901,888
-------------------------------------------------
TOTAL U.S. TREASURY BONDS
  (COST $3,926,979)                     3,901,888
-------------------------------------------------

           U.S. TREASURY NOTES (24.2%)
UNITED STATES (24.2%)
U.S. TREASURY NOTES (24.2%)
U.S. Treasury Note,
  8.50%, 02/15/00           950,000       979,203
U.S. Treasury Note,
  8.50%, 11/15/01         1,300,000     1,375,543

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL      MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
-------------------------------------------------
U.S. Treasury Note,
  5.875%, 09/30/02       $8,940,000   $ 9,139,273
U.S. Treasury Note,
  6.625%, 05/15/07        1,800,000     1,940,922
U.S. Treasury Note,
  6.125%, 08/15/07        4,435,000     4,643,179
U.S. Treasury Note,
  8.875%, 02/15/19        1,800,000     2,417,922
-------------------------------------------------
                                       20,496,042
-------------------------------------------------
TOTAL U.S. TREASURY NOTES
  (COST $20,23,382)                    20,496,042
-------------------------------------------------

            MONEY MARKET FUNDS (1.7%)
UNITED STATES (1.7%)
Eureka Prime Money
  Market Fund --
  Trust Class             1,402,955     1,402,955
-------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $1,402,955)                     1,402,955
-------------------------------------------------

-------------------------------------------------
           DAILY SWEEP VEHICLE (0.7%)
UNITED STATES (0.7%)
Bank of New York Cash
  Sweep                     610,426       610,426
-------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (COST $610,426)                         610,426
-------------------------------------------------
TOTAL INVESTMENTS
  (COST $73,713,594) (a) -- 99.5%      84,323,013
-------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%438,349
-------------------------------------------------
TOTAL NET ASSETS -- 100.0%        $84,761,362
-------------------------------------------------

---------------

Percentages indicated are based on net assets of $84,761,362.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $97,015. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation  $ 14,111,500
  Unrealized depreciation    (3,599,096)
                           ------------
  Net unrealized
    appreciation           $ 10,512,404
                           ============

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
             CORPORATE BONDS (20.7%)
BANKING (2.7%)
BankBoston N.A.,
  6.375%, 04/15/08       $1,000,000   $    992,500
Chase Manhattan Corp.,
  10.125%, 11/01/00       1,000,000      1,065,000
Interamerican
  Development Bank,
  8.40%, 09/01/09           100,000        118,625
MBNA American Bank,
  6.92%, 05/30/00           550,000        556,875
Mellon Bank, 7.625%,
  09/15/07                  100,000        108,000
Union Planters, 6.25%,
  11/01/03                1,200,000      1,189,500
                                      ------------
                                         4,030,500
                                      ------------
BEVERAGES & TOBACCO (1.4%)
Anheuser Busch Cos.,
  8.75%, 12/01/99         1,000,000      1,021,250
Seagram Co. Ltd.,
  8.35%, 11/15/06         1,000,000      1,082,500
                                      ------------
                                         2,103,750
                                      ------------
COMPUTER HARDWARE (0.6%)
IBM Corp., 7.00%,
  10/30/25                  800,000        835,000
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Maytag Corp., 8.875%,
  07/15/99                   27,000         27,236
                                      ------------
ELECTRIC UTILITY (0.7%)
Consolidated Edison,
  6.625%, 02/01/02          500,000        511,875
Philadelphia Electric,
  6.625%, 03/01/03          500,000        512,500
                                      ------------
                                         1,024,375
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FINANCIAL SERVICES (6.3%)
Associates Corp. N.A.,
  6.625%, 06/15/05       $2,000,000   $  2,054,999
BankAmerica Corp.,
  8.57%, 11/15/24         1,000,000      1,181,250
Citigroup, Inc., 6.25%,
  12/01/05                1,200,000      1,188,000
Ford Motor Credit
  Corp., 7.75%,
  03/15/05                  500,000        538,125
Regions Financial
  Corp., 7.75%,
  09/15/24                2,495,000      2,716,430
Sunamerica, Inc.,
  6.59%, 07/14/03           150,000        154,313
Sunamerica, Inc.,
  8.125%, 04/28/23           75,000         86,438
Texaco Capital, 8.50%,
  02/15/03                1,300,000      1,420,250
                                      ------------
                                         9,339,805
                                      ------------
HOTELS & LODGING (0.3%)
Hilton Hotels, 7.70%,
  07/15/02                  500,000        508,125
                                      ------------
INDUSTRIAL GOODS & SERVICES (3.7%)
Bowater, Inc., 9.00%,
  08/01/09                  500,000        565,625
Brunswick Corp.,
  7.375%, 09/01/23        1,000,000        941,250
General Motors, 7.40%,
  09/01/25                1,230,000      1,311,488
Harsco Corp., 6.00%,
  09/15/03                  500,000        495,625
Lockheed Martin Corp.,
  7.625%, 06/15/25          500,000        536,250
Lowes Companies, Inc.,
  7.11%, 05/15/37         1,000,000      1,046,250
Tenneco, Inc., 6.70%,
  12/15/05                  500,000        488,125
                                      ------------
                                         5,384,613
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
OIL & GAS (2.7%)
Ashland Oil, Inc.,
  9.20%, 04/24/06        $  500,000   $    565,000
Atlantic Richfield,
  8.375%, 03/15/05        1,000,000      1,100,000
Columbia Energy Group,
  6.80%, 11/28/05           500,000        510,000
Piedmont Natural Gas
  Company, Inc., 7.40%,
  10/03/25                1,700,000      1,795,625
                                      ------------
                                         3,970,625
                                      ------------
PHARMACEUTICALS (0.4%)
Eli Lilly, 8.375%,
  12/01/06                  500,000        576,250
                                      ------------
RETAIL (0.4%)
Limited, Inc., 7.80%,
  05/15/02                  500,000        520,625
Wal-Mart Stores, Inc.,
  6.75%, 05/15/02             2,000          2,063
                                      ------------
                                           522,688
                                      ------------
TELECOMMUNICATIONS (1.3%)
Airtouch
  Communications,
  7.00%, 10/01/03           665,000        688,275
Bellsouth
  Telecommunications,
  6.50%, 02/01/00           150,000        151,313
Bellsouth
  Telecommunications,
  7.00%, 10/01/25           500,000        523,125
Bellsouth
  Telecommunications,
  5.85%, 11/15/45           500,000        504,375
                                      ------------
                                         1,867,088
                                      ------------
TRANSPORTATION & SHIPPING (0.2%)
Norfolk Southern Corp.,
  8.125%, 11/15/03          250,000        272,813
Union Tank Car, 11.80%,
  05/15/00                   89,000         94,006
                                      ------------
                                           366,819
                                      ------------
TOTAL CORPORATE BONDS
  (COST $30,551,842)                    30,556,874
--------------------------------------------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

                  FOREIGN (2.9%)
FOREIGN GOVERNMENTS (2.9%)
Canadian Global Bond,
  6.50%, 05/30/00        $  750,000   $    759,375
Canadian Global Bond,
  6.375%, 07/21/05        1,000,000      1,028,750
China, 6.625%, 01/15/03     500,000        496,875
Province of Ontario,
  7.00%, 08/04/05         1,500,000      1,590,000
State of Israel,
  6.375%, 12/15/05          495,000        465,300
--------------------------------------------------
TOTAL FOREIGN
  (COST $4,324,049)                      4,340,300
--------------------------------------------------

        MORTGAGE BACKED SECURITIES (30.5%)

FANNIE MAE (5.9%)
Fannie Mae #251140,
  7.00%, 08/01/27           391,664        396,810
Fannie Mae #303585,
  7.00%, 10/01/25           449,397        455,185
Fannie Mae #313644,
  7.00%, 08/01/27           173,853        176,118
Fannie Mae #344263,
  7.00%, 05/01/26           230,769        233,763
Fannie Mae #369427,
  7.00%, 01/01/27           143,391        145,248
Fannie Mae #375422,
  6.90%, 10/01/07         1,702,553      1,775,391
Fannie Mae #380721,
  6.22%, 10/01/08         2,788,321      2,803,992
Fannie Mae #381100,
  5.77%, 01/01/09           998,049        975,447
Fannie Mae #394444,
  7.00%, 07/01/27         1,103,973      1,118,424
Fannie Mae #396535,
  7.00%, 11/01/27           521,867        528,807
                                      ------------
                                         8,609,185
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FREDDIE MAC (3.6%)
Freddie Mac #C00544,
  6.50%, 06/01/27        $  513,338   $    511,300
Freddie Mac #D77827,
  6.50%, 02/01/27           892,217        888,559
Freddie Mac #D81274,
  6.50%, 07/01/27            35,364         35,211
Freddie Mac #D83661,
  6.50%, 11/01/27           862,537        859,044
Freddie Mac #D83833,
  6.50%, 11/01/27           856,774        853,209
Freddie Mac #D83835,
  6.50%, 11/01/27           535,367        533,118
Freddie Mac #D83900,
  6.50%, 11/01/27           566,208        563,858
Freddie Mac #D83967,
  6.50%, 11/01/27            50,988         50,771
Freddie Mac #D83991,
  6.50%, 11/01/27           700,983        698,256
Freddie Mac #D84075,
  6.50%, 11/01/27           335,094        333,777
                                      ------------
                                         5,327,103
                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (21.0%)
Government National
  Mortgage Association
  #410424, 7.00%,
  11/15/12                1,794,576      1,841,738
Government National
  Mortgage Association
  #437447, 7.00%,
  11/15/12                1,772,368      1,818,946
Government National
  Mortgage Association
  #437448, 7.00%,
  11/15/12                  815,976        837,232
Government National
  Mortgage Association
  #458347, 7.00%,
  11/15/12                  843,382        865,411

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Government National
  Mortgage Association
  #780717, 7.00%,
  02/15/28               $5,130,277   $  5,209,283
Government National
  Mortgage Association
  II #2005, 8.00%,
  05/20/25                  223,381        230,422
Government National
  Mortgage Association
  II #2036, 8.00%,
  07/20/25                  125,929        129,912
Government National
  Mortgage Association
  II #2118, 7.50%,
  11/20/25                  128,804        132,024
Government National
  Mortgage Association
  II #2271, 8.50%,
  08/20/26                  371,059        386,881
Government National
  Mortgage Association
  II #2362, 8.00%,
  01/20/27                   80,569         83,288
Government National
  Mortgage Association
  II #2379, 8.00%,
  02/20/27                   61,482         63,452
Government National
  Mortgage Association
  II #2414, 8.00%,
  04/20/27                   92,280         95,249
Government National
  Mortgage Association
  II #2433, 8.00%,
  05/20/27                1,404,848      1,450,042
Government National
  Mortgage Association
  II #2473, 7.50%,
  08/20/27                1,147,172      1,174,762
Government National
  Mortgage Association
  II #2474, 8.00%,
  08/20/27                1,068,238      1,102,710
Government National
  Mortgage Association
  II #2498, 7.50%,
  10/20/27                  692,911        709,707
Government National
  Mortgage Association
  II #2511, 7.50%,
  11/20/27                2,082,278      2,132,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Government National
  Mortgage Association
  II #2512, 8.00%,
  11/20/27               $  305,298   $    315,211
Government National
  Mortgage Association
  II #2516, 6.50%,
  11/20/12                  849,453        854,414
Government National
  Mortgage Association
  II #2562, 6.00%,
  03/20/28                  119,186        115,158
Government National
  Mortgage Association
  II #2576, 6.00%,
  04/20/28                5,787,176      5,592,899
Government National
  Mortgage Association
  II #2657, 6.00%,
  10/20/28                  902,928        872,047
Government National
  Mortgage Association
  II #2671, 6.00%,
  11/20/28                1,996,242      1,927,612
Government National
  Mortgage Association
  II #2687, 6.00%,
  12/20/28                2,997,551      2,894,825
                                      ------------
                                        30,835,915
--------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $44,695,174)                    44,772,203
--------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE/
  U.S. AGENCY DEBENTURES (24.0%)

FANNIE MAE (6.7%)
Fannie Mae, 6.02%,
  09/17/99                1,500,000      1,507,515
Fannie Mae, 6.80%,
  01/10/03                2,600,000      2,713,516
Fannie Mae, 5.125%,
  02/13/04                  800,000        786,280
Fannie Mae, 6.00%,
  03/12/04                1,000,000      1,004,500
Fannie Mae, 7.40%,
  07/01/04                3,500,000      3,784,339

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Fannie Mae, 7.65%,
  03/10/05               $   20,000   $     21,994
                                      ------------
                                         9,818,144
                                      ------------
FEDERAL FARM CREDIT BANK (2.2%)
Federal Farm Credit
  Bank, 6.32%, 06/04/01     100,000        102,121
Federal Farm Credit
  Bank, 9.20%, 08/22/05     100,000        118,814
Federal Farm Credit
  Bank, 6.30%, 12/03/13   3,000,000      3,056,250
                                      ------------
                                         3,277,185
                                      ------------
FEDERAL HOME LOAN BANK (4.2%)
Federal Home Loan Bank,
  7.40%, 10/20/99         1,000,000      1,013,370
Federal Home Loan Bank,
  5.875%, 02/23/06        1,110,000      1,117,093
Federal Home Loan Bank,
  5.575%, 02/17/09        3,000,000      2,918,820
Federal Home Loan Bank,
  6.005%, 07/28/28        1,200,000      1,157,448
                                      ------------
                                         6,206,731
                                      ------------
FREDDIE MAC (4.1%)
Freddie Mac, 6.40%,
  08/01/00                1,000,000      1,015,940
Freddie Mac, 7.125%,
  11/18/02                  500,000        529,055
Freddie Mac, 8.28%,
  09/21/09                4,500,000      4,560,660
                                      ------------
                                         6,105,655
                                      ------------
GENERAL SERVICES ADMINISTRATION (4.5%)
National Archive,
  8.50%, 09/01/19         5,575,810      6,670,062
                                      ------------
HOUSING URBAN DEVELOPMENT (0.1%)
HUD, 8.15%, 08/01/00         75,000         77,774
                                      ------------
STUDENT LOAN MARKETING ASSOCIATION (0.7%)
Student Loan Marketing
  Association, 8.44%,
  12/01/16                  450,000        556,673

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Student Loan Marketing
  Association Global,
  7.50%, 03/08/00        $  500,000   $    510,625
                                      ------------
                                         1,067,298
                                      ------------
TENNESSEE VALLEY AUTHORITY (1.5%)
Tennessee Valley
  Authority, 5.98%,
  04/01/36                1,650,000      1,676,813
Tennessee Valley
  Authority Global,
  6.75%, 11/01/25           500,000        530,000
                                      ------------
                                         2,206,813
--------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
ENTERPRISE/
U.S. AGENCY DEBENTURES
  (COST $34,917,349)                    35,429,662
--------------------------------------------------

         U.S. TREASURY DEBENTURES (20.0%)
U.S. TREASURY BONDS (10.1%)
U.S. Treasury Bond,
  11.75%, 02/15/01        1,139,000      1,275,316
U.S. Treasury Bond,
  13.125%, 05/15/01       1,000,000      1,161,270
U.S. Treasury Bond,
  13.375%, 08/15/01       1,000,000      1,184,030
U.S. Treasury Bond,
  15.75%, 11/15/01        1,500,000      1,887,120
U.S. Treasury Bond,
  14.25%, 02/15/02        1,000,000      1,241,110
U.S. Treasury Bond,
  11.875%, 11/15/03       1,600,000      2,025,007
U.S. Treasury Bond,
  13.75%, 08/15/04        1,000,000      1,388,870
U.S. Treasury Bond,
  12.00%, 05/15/05          160,000        214,402
U.S. Treasury Bond,
  8.875%, 02/15/19        2,250,000      3,022,402

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. Treasury Bond,
  6.25%, 08/15/23        $1,400,000   $  1,463,770
                                      ------------
                                        14,863,297
                                      ------------
U.S. TREASURY NOTES (9.4%)
U.S. Treasury Note,
  6.875%, 03/31/00          200,000        203,798
U.S. Treasury Note,
  5.875%, 06/30/00        1,000,000      1,010,850
U.S. Treasury Note,
  5.375%, 07/31/00        2,700,000      2,713,743
U.S. Treasury Note,
  5.75%, 10/31/00           500,000        505,530
U.S. Treasury Note,
  8.50%, 11/15/00         4,800,000      5,058,096
U.S. Treasury Note,
  5.25%, 01/31/01           250,000        251,063
U.S. Treasury Note,
  7.50%, 11/15/01         1,000,000      1,058,110
U.S. Treasury Note,
  6.375%, 08/15/02          200,000        207,362
U.S. Treasury Note,
  4.25%, 11/15/03         1,500,000      1,444,080
U.S. Treasury Note,
  4.75%, 11/15/08         1,400,000      1,347,710
                                      ------------
                                        13,800,342
                                      ------------
PRINCIPAL ONLY STRIPPED SECURITIES (0.2%)
U.S. Treasury, 6.31%,
  08/15/01                  350,000        310,965
                                      ------------
INTEREST ONLY STRIPPED SECURITIES (0.3%)
U.S. Treasury, 6.21%,
  08/15/01                  500,000        444,030
U.S. Treasury, 7.20%,
  02/15/19                  100,000         30,291
                                      ------------
                                           474,321
--------------------------------------------------
TOTAL U.S. TREASURY
DEBENTURES
  (COST $29,191,935)                    29,448,925
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1999

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

            MONEY MARKET FUNDS (0.7%)
Eureka Prime Money
  Market Fund --
  Trust Class             1,100,885   $  1,100,885
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
    (COST $1,100,885)                    1,100,885
--------------------------------------------------

            DAILY SWEEP VEHICLE (0.0%)
Bank of New York Cash
  Sweep                  $   35,140         35,140
--------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (COST $35,140)                            35,140
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $144,816,374) (A) -- 98.8%     145,683,989
--------------------------------------------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES --1.2%                  1,730,804
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $147,414,793
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $147,414,793.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation    $1,754,948
  Unrealized depreciation      (887,333)
                             ----------
  Net unrealized
    appreciation             $  867,615
                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
PRIME MONEY MARKET FUND                                           MARCH 31, 1999

(Unaudited)

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------

                BANK NOTES (2.6%)
BANKING (2.6%)
Nationsbank, 4.96%,
  07/01/99             $  5,000,000   $  4,999,674
--------------------------------------------------
TOTAL BANK NOTES
  (AMORTIZED COST $4,999,674)            4,999,674
--------------------------------------------------

             COMMERCIAL PAPER (33.4%)
BANKING (0.5%)
Banca CRT Financial,
  4.99%, 05/10/99         1,000,000        994,670
                                      ------------
ELECTRIC UTILITY
  (3.7%)
Central Illinois
  Light, 4.90%,
  04/09/99                1,050,000      1,048,873
Central Illinois
  Light, 4.97%,
  04/13/99                  900,000        898,530
Central Illinois
  Light, 4.94%,
  04/19/99                2,150,000      2,144,765
Cleco Corp., 4.93%,
  05/04/99                3,000,000      2,986,635
                                      ------------
                                         7,078,803
                                      ------------
FINANCIAL SERVICES (17.6%)
Alfa Corp., 4.94%,
  04/14/99                2,886,000      2,880,925
American Honda
  Financial, 4.95%,
  04/09/99                1,000,000        998,916
American Honda
  Financial, 4.90%,
  04/27/99                2,000,000      1,993,023
American Honda
  Financial, 4.95%,
  05/03/99                2,000,000      1,991,324
Cooperative
  Association of
  Tractor Dealers,
  4.97%, 04/06/99           500,000        499,660
Fleet Funding Corp.,
  4.92%, 04/15/99 (a)     3,000,000      2,994,342

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Fleet Funding Corp.,
  4.90%, 04/16/99 (a)  $  1,000,000   $    997,988
Franklin Resources,
  Inc., 4.91%,
  04/14/99 (a)            1,000,000        998,252
Franklin Resources,
  Inc., 4.94%,
  04/26/99 (a)            2,000,000      1,993,236
General Electric
  Capital Corp.,
  4.94%, 04/29/99         1,100,000      1,095,833
General Electric
  Capital Corp.,
  4.92%, 05/05/99         1,700,000      1,692,213
Greenwich Financial
  Corp., 4.93%,
  04/14/99 (a)            4,471,000      4,463,142
Mont Blanc Capital
  Corp., 4.99%,
  04/08/99 (a)            1,000,000        999,043
Mont Blanc Capital
  Corp., 4.95%,
  04/28/99 (a)            1,000,000        996,340
Receivables Capital
  Corp., 4.96%,
  04/07/99 (a)            1,000,000        999,185
Receivables Capital
  Corp., 4.91%,
  04/08/99 (a)            1,000,000        999,059
Receivables Capital
  Corp., 4.96%,
  04/23/99 (a)            1,000,000        997,012
Sunbelt Dixie, Inc.,
  4.90%, 04/06/99 (a)     1,500,000      1,498,994
Sunbelt Dixie, Inc.,
  4.99%, 04/29/99 (a)     2,000,000      1,992,347
Toyota Motor Credit
  Corp., 4.93%,
  05/05/99                2,000,000      1,990,820
                                      ------------
                                        33,071,654
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 1999

(Unaudited)

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
OIL & GAS (9.1%)
BP America, 5.12%,
  04/01/99             $  5,000,000   $  5,000,000
Koch Industries,
  5.09%, 04/01/99 (a)     5,000,000      5,000,000
Vattenfall, 4.93%,
  04/28/99                7,300,000      7,273,403
                                      ------------
                                        17,273,403
                                      ------------
RETAIL (2.5%)
Southland Corp,
  4.94%, 05/25/99         2,210,000      2,193,856
Southland Corp.,
  4.90%, 04/01/99         2,500,000      2,500,000
                                      ------------
                                         4,693,856
--------------------------------------------------
TOTAL COMMERCIAL PAPER
  (AMORTIZED COST $63,112,386)          63,112,386
--------------------------------------------------

             CORPORATE BONDS (15.9%)
BANKING (2.9%)
Citicorp, 4.345%,
  04/15/99                2,000,000      1,999,533
Citigroup, 5.371%,
  10/25/99                  505,000        505,480
Wells Fargo & Co.,
  5.31%, 03/31/00         3,000,000      2,998,938
                                      ------------
                                         5,503,951
                                      ------------
CONSUMER GOODS & SERVICES (0.2%)
Eastman Kodak, 7.25%,
  07/01/99                  300,000        301,059
                                      ------------
FINANCIAL SERVICES (12.8%)
Associates Corp.,
  7.50%, 05/15/99         1,000,000      1,001,911
Associates Corp.,
  9.125%, 04/01/00          180,000        186,110
Commercial Credit,
  9.60%, 05/15/99         1,000,000      1,004,398
Ford Motor Credit,
  7.47%, 07/29/99         1,000,000      1,007,749

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Ford Motor Credit,
  7.75%, 10/01/99      $  2,080,000   $  2,106,448
GMAC, 7.00%, 03/01/00     3,500,000      3,551,358
GMAC, 9.375%,
  04/01/00                1,000,000      1,038,105
Goldman Sachs Group,
  5.31%, 02/25/00         2,000,000      2,000,000
Household Finance
  Corp., 4.43%,
  06/02/99                5,000,000      4,989,906
John Deere Capital
  Corp., 6.30%,
  06/01/99                1,500,000      1,503,253
Merrill Lynch & Co.,
  8.375%, 02/09/00          500,000        512,340
Salomon Smith Barney
  Holdings, 4.306%,
  04/05/99                1,000,000        999,845
Salomon Smith Barney
  Holdings, 4.526%,
  04/05/99                2,000,000      1,999,874
Salomon Smith Barney
  Holdings, 5.09%,
  06/24/99                  500,000        498,502
Travelers Property &
  Casualty, 6.75%,
  09/01/99                1,780,000      1,788,230
                                      ------------
                                        24,188,029
--------------------------------------------------
TOTAL CORPORATE BONDS
  (AMORTIZED COST $29,993,039)          29,993,039
--------------------------------------------------

                FANNIE MAE (0.5%)
Fannie Mae, 6.60%,
  06/24/99                1,000,000      1,002,000
--------------------------------------------------
TOTAL FANNIE MAE
  (AMORTIZED COST $1,002,000)            1,002,000
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 1999

(Unaudited)

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------

          FEDERAL HOME LOAN BANK (1.7%)
Federal Home Loan
  Bank, 5.63%,
  04/09/99             $    150,000   $    149,997
Federal Home Loan
  Bank, 8.60%,
  06/25/99                1,000,000      1,006,481
Federal Home Loan
  Bank, 5.16%,
  03/08/00                2,000,000      1,998,741
--------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK
  (AMORTIZED COST $3,155,219)            3,155,219
--------------------------------------------------

    STUDENT LOAN MARKETING ASSOCIATION (2.1%)
Student Loan
  Marketing
  Association,
  5.252%, 11/12/99        4,000,000      4,000,000
--------------------------------------------------
TOTAL STUDENT LOAN
MARKETING ASSOCIATION
  (AMORTIZED COST $4,000,000)            4,000,000
--------------------------------------------------

     U.S. GOVERNMENT AGENCY MORTGAGES (4.4%)
Small Business
  Administration Pool
  #501982, 5.75%,
  04/01/99*                 509,969        518,422
Small Business
  Administration Pool
  #502001, 5.75%,
  04/01/99*               1,854,808      1,886,101
Small Business
  Administration Pool
  #502105, 5.75%,
  04/01/99*                 743,330        756,833
Small Business
  Administration Pool
  #502139, 5.75%,
  04/01/99*                 777,231        790,702

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Small Business
  Administration Pool
  #502245, 5.75%,
  04/01/99*            $  1,684,000   $  1,718,100
Small Business
  Administration Pool
  #502268, 5.75%,
  04/01/99*                 829,326        844,408
Small Business
  Administration Pool
  #502275, 5.625%,
  04/01/99*                 181,043        182,740
Small Business
  Administration Pool
  #502401, 5.50%,
  04/01/99*                 298,702        300,805
Small Business
  Administration Pool
  #504073, 5.25%,
  04/01/99*               1,256,812      1,260,215
--------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGES
  (AMORTIZED COST $8,258,326)            8,258,326
--------------------------------------------------

          REPURCHASE AGREEMENTS (33.1%)
Goldman Sachs
  Repurchase
  Agreement, 4.95%,
  04/01/99               34,570,000     34,570,000
(Collateralized by
  $76,438,854, GNMA,
  4.00% - 8.50%,
  02/15/14 -
  03/15/29, market
  value --
  $35,261,400)
Prudential Term
  Repurchase
  Agreement, 4.84%,
  04/06/99               28,000,000     28,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 1999

(Unaudited)

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
(Collateralized by
  $29,134,000 U.S.
  Treasury Bill,
  0.00%, 09/09/99,
  market
value -- $28,560,410)
--------------------------------------------------
TOTAL REPURCHASE
AGREEMENTS
  (AMORTIZED COST $62,570,000)        $ 62,570,000
--------------------------------------------------

            MONEY MARKET FUNDS (6.4%)
Federated Prime Cash
  Obligations Fund        6,000,000      6,000,000
Provident Temp Fund       6,000,000      6,000,000
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (AMORTIZED COST $12,000,000)          12,000,000
--------------------------------------------------

            DAILY SWEEP VEHICLE (0.0%)
Bank of New York Cash
  Sweep                $        451            451
--------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (AMORTIZED COST $451)                        451
--------------------------------------------------
TOTAL INVESTMENTS
  (AMORTIZED COST
  $189,091,095) (a) -- 100.1%          189,091,095
--------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS  -- (0.1)%                   $  (253,071)
--------------------------------------------------
TOTAL NET ASSETS  -- 100.0%           $188,838,024
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $188,838,024.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 1999. Maturity date reflects next rate change date.

(a) Represents a restricted security purchase under Rule 144A or 4(2) which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY OBLIGATIONS FUND                                    MARCH 31, 1999

(Unaudited)

                           SHARES OR
                           PRINCIPAL     AMORTIZED
  SECURITY DESCRIPTION      AMOUNT          COST
----------------------------------------------------

    U.S. GOVERNMENT GUARANTEED SECURITY (15.2%)
Government Agency (15.2%)
Israel Aid, Series 8-A,
  6.125%, 08/15/99        $ 6,679,000   $  6,708,248
Israel Aid, Series A,
  7.125%, 08/15/99          5,000,000      5,038,231
Israel Aid, Series 5-F,
  4.416%, 11/15/99            300,000        298,288
Private Export Funding Co.,
  Series DD, 9.45%,
  12/31/99                  6,000,000      6,198,981
----------------------------------------------------
TOTAL U.S. GOVERNMENT GUARANTEED
  SECURITY
  (COST $18,243,748)                      18,243,748
----------------------------------------------------

            U.S. TREASURY BILLS (29.1%)
U.S. Treasury Bills,
  4.73%, 04/22/99          35,000,000     34,903,853
----------------------------------------------------
TOTAL U.S. TREASURY BILLS
  (COST $34,903,853)                      34,903,853
----------------------------------------------------

             U.S. TREASURY NOTES (8.4%)
U.S. Treasury Notes,
  5.875%, 08/31/99          5,000,000      5,024,891
U.S. Treasury Notes,
  7.125%, 09/30/99          5,000,000      5,057,392
----------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST
  $10,082,283)                            10,082,283
----------------------------------------------------

                           SHARES OR
                           PRINCIPAL     AMORTIZED
  SECURITY DESCRIPTION      AMOUNT          COST
----------------------------------------------------

      U.S. GOVERNMENT AGENCY MORTGAGES (3.8%)

Small Business
  Administration Pool
  #502014, 5.875%,
  04/01/99*               $   888,618   $    895,831
Small Business
  Administration Pool
  #502185, 5.75%,
  04/01/99*                   537,075        539,516
Small Business
  Administration Pool
  #502203, 5.75%,
  04/01/99*                   984,858        996,543
Small Business
  Administration Pool
  #502221, 5.75%,
  04/01/99*                 1,256,178      1,267,929
Small Business
  Administration Pool
  #502240, 5.75%,
  04/01/99*                   496,815        498,918
Small Business
  Administration Pool
  #502283, 5.875%,
  04/01/99*                   253,625        253,866
Small Business
  Administration Pool
  #502293, 6.50%,
  04/01/99*                   114,988        116,772
----------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
  MORTGAGES (COST $4,569,375)              4,569,375
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
U.S. TREASURY OBLIGATIONS FUND                                    MARCH 31, 1999

(Unaudited)

                           SHARES OR
                           PRINCIPAL     AMORTIZED
  SECURITY DESCRIPTION      AMOUNT          COST
----------------------------------------------------

           REPURCHASE AGREEMENTS (38.5%)
Goldman Sachs Repurchase
  Agreement, 4.86%,
  04/01/99                $23,000,000   $ 23,000,000
(Collateralized by
  $11,057,000 U.S.
  Treasury Bill, 0.00%,
  05/20/99, and
  $11,852,000 U.S.
  Treasury Note, 5.875%,
  11/15/05, market
  value -- $23,460,444)
Prudential Repurchase
  Agreement, 4.80%,
  04/01/99                 23,030,000     23,030,000
(Collateralized by
  $21,617,000 U.S.
  Treasury Note, 7.50%,
  11/15/01, market
  value -- $23,491,125)
----------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (COST $46,030,000)                      46,030,000
----------------------------------------------------

                           SHARES OR
                           PRINCIPAL     AMORTIZED
  SECURITY DESCRIPTION      AMOUNT          COST
----------------------------------------------------

             MONEY MARKET FUNDS (5.0%)
Federated Treasury
  Obligations Fund          3,000,000   $  3,000,000
Provident T-Fund            3,000,000      3,000,000
----------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $6,000,000)                        6,000,000
----------------------------------------------------
TOTAL INVESTMENTS
  (COST $119,829,259) (a)  -- 100.0%     119,829,259
----------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS
   -- 0.0%                                   (39,747)
----------------------------------------------------
TOTAL NET ASSETS  -- 100.0%             $119,789,512
----------------------------------------------------

---------------

Percentages indicated are based on net assets of $119,789,512.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 1999. Maturity date reflects next rate change date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES
                                                                  MARCH 31, 1999

(Unaudited)

                                                                                           INVESTMENT
                                                                         GLOBAL ASSET        GRADE
                                                        EQUITY FUND     ALLOCATION FUND    BOND FUND
                                                        ------------    ---------------   ------------
ASSETS:
  Investments, at value (cost $120,858,831;
    $73,713,594; $144,816,374, respectively)........    $202,575,905      $84,323,013     $145,683,989
  Foreign currency at value (cost $0; $26,458; $0,
    respectively)...................................              --           26,284               --
  Interest and dividends receivable.................         218,708          388,966        1,890,280
  Receivable for capital shares sold................          13,452           67,879          599,653
  Reclaim receivable................................              --           48,079               --
  Deferred organization costs.......................          26,565           26,565           26,565
                                                        ------------      -----------     ------------
    Total Assets....................................    $202,834,630      $84,880,786     $148,200,487
                                                        ------------      -----------     ------------
LIABILITIES:
  Dividends payable.................................          57,156               --          665,614
  Payable for capital shares redeemed...............         413,083            4,000            3,500
  Investment advisory fees payable..................         112,453           56,550           62,003
  Administration fees payable.......................           5,457            2,261            3,923
  12b-1 fees -- Class A shares......................             618              875              848
  Other payables and accrued expenses...............          74,983           55,738           49,806
                                                        ------------      -----------     ------------
    Total Liabilities...............................         663,750          119,424          785,694
                                                        ------------      -----------     ------------
NET ASSETS..........................................    $202,170,880      $84,761,362     $147,414,793
                                                        ============      ===========     ============
NET ASSETS CONSIST OF:
  Capital...........................................    $104,076,078      $73,651,261     $146,520,369
  Accumulated undistributed net investment income...          41,030          246,690              556
  Accumulated undistributed net realized gains on
    investments.....................................      16,336,698          252,197           26,253
  Net unrealized appreciation of investments and
    foreign currency transactions...................      81,717,074       10,611,214          867,615
                                                        ------------      -----------     ------------
NET ASSETS..........................................    $202,170,880      $84,761,362     $147,414,793
                                                        ============      ===========     ============
TRUST SHARES:
  Net Assets........................................    $199,559,981      $80,457,921     $143,220,557
  Shares of Capital Stock Outstanding...............      16,377,789        6,817,280       14,542,548
                                                        ------------      -----------     ------------
  Net Asset Value (offering and redemption price per
    share)..........................................    $      12.18      $     11.80     $       9.85
                                                        ============      ===========     ============
CLASS A SHARES:
  Net Assets........................................    $  2,610,899      $ 4,303,441     $  4,194,236
  Shares of Capital Stock Outstanding...............         214,795          365,368          424,835
                                                        ------------      -----------     ------------
  Net Asset Value (offering and redemption price per
    share)..........................................    $      12.16      $     11.78     $       9.87
                                                        ============      ===========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES

                                                                  MARCH 31, 1999

(Unaudited)

                                                                PRIME         U.S. TREASURY
                                                             MONEY MARKET      OBLIGATIONS
                                                                 FUND             FUND
                                                             ------------     -------------
ASSETS:
  Investments, at amortized cost............................ $126,521,095     $ 73,799,259
  Repurchase agreements, at cost............................   62,570,000       46,030,000
                                                             ------------     ------------
  Total Investments.........................................  189,091,095      119,829,259
  Cash......................................................           --              540
  Interest and dividends receivable.........................      661,762          362,992
  Receivable for investments sold...........................       38,192           52,209
  Receivable for capital shares sold........................        5,794            8,244
  Deferred organizational costs.............................       26,565           26,565
                                                             ------------     ------------
    Total Assets............................................ $189,823,408     $120,279,809
                                                             ------------     ------------
LIABILITIES:
  Dividend payable..........................................      694,549          449,010
  Payable for capital shares redeemed.......................      177,930            1,515
  Investment advisory fees payable..........................       31,015           10,347
  Administration fees payable...............................        3,334            3,382
  12b-1 fees -- Class A shares..............................        2,370              257
  Other payables and accrued expenses.......................       76,186           25,786
                                                             ------------     ------------
    Total Liabilities.......................................      985,384          490,297
                                                             ------------     ------------
NET ASSETS.................................................. $188,838,024     $119,789,512
                                                             ============     ============
NET ASSETS CONSIST OF:
  Capital................................................... $188,873,400     $119,798,129
  Accumulated undistributed net investment income...........          517              367
  Accumulated undistributed net realized loss on
    investments.............................................      (35,893)          (8,984)
                                                             ------------     ------------
NET ASSETS.................................................. $188,838,024     $119,789,512
                                                             ============     ============
TRUST SHARES:
  Net Assets................................................ $177,277,094     $118,579,556
  Shares of Capital Stock Outstanding.......................  177,310,995      118,588,505
                                                             ------------     ------------
  Net Asset Value (offering and redemption price per
    share).................................................. $      1.00      $       1.00
                                                             ============     ============
CLASS A SHARES:
  Net Assets................................................ $ 11,560,930     $  1,209,956
  Shares of Capital Stock Outstanding.......................   11,562,922        1,209,991
                                                             ------------     ------------
  Net Asset Value (offering and redemption price per
    share).................................................. $       1.00     $       1.00
                                                             ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                         FOR THE SIX MONTHS ENDED MARCH 31, 1999
(Unaudited)

                                                                                          INVESTMENT
                                                                      GLOBAL ASSET           GRADE
                                                     EQUITY FUND    ALLOCATION FUND        BOND FUND
                                                     -----------    ----------------    ---------------
INVESTMENT INCOME:
  Interest.........................................  $        --      $   641,579         $ 4,318,374
  Dividends (net of foreign withholding tax of
    $2,251; $27,584; $0, respectively).............    1,258,962          345,646              10,613
                                                     -----------      -----------         -----------
    Total Income...................................    1,258,962          987,225           4,328,987
                                                     -----------      -----------         -----------
EXPENSES:
  Investment advisory fees.........................      735,942          351,468             423,394
  Administration fees..............................      197,489           82,642             143,620
  Fund accounting fees.............................       30,268           66,409              29,617
  Transfer agent fees..............................       36,352           27,102              29,607
  12b-1 fees -- Class A shares.....................        2,562            3,529               2,787
  Service plan fees -- Class A shares..............        2,562            3,529               2,787
  Custody fees.....................................       21,981           18,203              17,861
  Other............................................       61,582           29,110              49,597
                                                     -----------      -----------         -----------
    Total expenses before waivers/
      reimbursements...............................    1,088,738          581,992             699,270
    Less expenses waived/ reimbursed...............     (100,687)         (42,581)            (73,351)
                                                     -----------      -----------         -----------
    Net expenses...................................      988,051          539,411             625,919
                                                     -----------      -----------         -----------
NET INVESTMENT INCOME..............................      270,911          447,814           3,703,068
                                                     -----------      -----------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains on investment transactions....   10,437,210          264,704             749,615
  Net realized loss on foreign currency
    transactions...................................           --           (4,108)                 --
  Net change in unrealized appreciation
    (depreciation) of investment transactions and
    foreign currency transactions..................   33,992,394        9,524,962          (5,130,228)
                                                     -----------      -----------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS......................................   44,429,604        9,785,558          (4,380,613)
                                                     -----------      -----------         -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................  $44,700,515      $10,233,372         $  (677,545)
                                                     ===========      ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                         FOR THE SIX MONTHS ENDED MARCH 31, 1999

(Unaudited)

                                                                 PRIME        U.S. TREASURY
                                                              MONEY MARKET     OBLIGATIONS
                                                                  FUND            FUND
                                                              ------------    -------------
INVESTMENT INCOME:
  Interest..................................................   $4,764,401      $2,866,624
  Dividend..................................................        3,688              --
                                                               ----------      ----------
    Total Income............................................    4,768,089       2,866,624
                                                               ----------      ----------
EXPENSES:
  Investment advisory fees..................................      274,353         117,284
  Administration fees.......................................      184,426         119,664
  Fund accounting fees......................................       26,060          15,685
  12b-1 fees -- Class A shares..............................       12,340             926
  Service plan fees -- Class A shares.......................       12,340             926
  Legal fees................................................       22,673          12,774
  Transfer agent fees.......................................       39,124          24,267
  Custody fees..............................................       41,286          12,514
  Other.....................................................       43,488          28,714
                                                               ----------      ----------
    Total expenses before waivers/ reimbursements...........      656,090         332,754
    Less expenses waived/ reimbursed........................     (158,659)        (60,006)
                                                               ----------      ----------
    Net expenses............................................      497,431         272,748
                                                               ----------      ----------
NET INVESTMENT INCOME.......................................    4,270,658       2,593,876
                                                               ----------      ----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions............      (31,941)         (5,692)
                                                               ----------      ----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........      (31,941)         (5,692)
                                                               ----------      ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $4,238,717      $2,588,184
                                                               ==========      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
EQUITY FUND

                                                                 FOR THE SIX        FOR THE PERIOD
                                                                 MONTHS ENDED      FROM NOVEMBER 1,
                                                                MARCH 31, 1999      1997* THROUGH
                                                                 (UNAUDITED)      SEPTEMBER 30, 1998
                                                                --------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $    270,911        $   833,825
  Net realized gains on investment transactions.............       10,437,210         29,703,758
  Net change in unrealized appreciation (depreciation) of
    investment transactions.................................       33,992,394        (10,740,524)
                                                                 ------------        -----------
  Net increase in net assets resulting from operations......       44,700,515         19,797,059
DISTRIBUTIONS TO TRUST SHAREHOLDERS FROM:
  Net investment income.....................................         (235,682)          (826,303)
  Net realized gains on investments.........................      (23,606,596)                --
                                                                 ------------        -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income.....................................             (530)            (1,191)
  Net realized gains on investments.........................         (197,674)                --
                                                                 ------------        -----------
  Total distributions to shareholders.......................      (24,040,482)          (827,494)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       16,496,541         18,802,020
  Proceeds from shares issued in connection with common
    trust fund conversion...................................               --        189,903,596
  Dividends reinvested......................................       15,174,557            467,101
  Cost of shares redeemed...................................      (22,098,759)       (56,223,774)
                                                                 ------------        -----------
  Net increase in net assets from capital share
    transactions............................................        9,572,339        152,948,943
                                                                 ------------        -----------
  Total increase in net assets..............................       30,232,372        171,918,508
NET ASSETS:
  Beginning of period.......................................      171,938,508             20,000
                                                                 ------------        -----------
  End of period.............................................     $202,170,880        $171,938,508
                                                                 ============        ===========

---------------

*Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL ASSET ALLOCATION FUND

                                                                 FOR THE SIX        FOR THE PERIOD
                                                                 MONTHS ENDED      FROM NOVEMBER 1,
                                                                MARCH 31, 1999      1997* THROUGH
                                                                 (UNAUDITED)      SEPTEMBER 30, 1998
                                                                --------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $    447,814        $   891,265
  Net realized gains on investment transactions.............          264,704            516,628
  Net realized loss on foreign currency transactions........           (4,108)
  Net change in unrealized appreciation of investment
    transactions and foreign currency transactions..........        9,524,962          1,116,219
                                                                 ------------        -----------
  Net increase in net assets resulting from operations......       10,233,372          2,524,112
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS FROM:
  Net investment income.....................................         (982,065)          (102,392)
  Net realized gains on investments.........................         (486,049)                --
                                                                 ------------        -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income.....................................          (32,796)                --
  Net realized gains on investments.........................          (14,438)                --
                                                                 ------------        -----------
  Total distributions to shareholders.......................       (1,515,348)          (102,392)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       10,741,474         30,835,072
  Proceeds from shares issued in connection with common
    trust fund conversion...................................               --         45,400,639
  Dividends reinvested......................................        1,054,789             72,561
  Cost of shares redeemed...................................       (4,320,194)       (10,182,723)
                                                                 ------------        -----------
  Net increase in net assets from capital share
    transactions............................................        7,476,069         66,125,549
                                                                 ------------        -----------
  Total increase in net assets..............................       16,194,093         68,547,269
NET ASSETS:
  Beginning of period.......................................       68,567,269             20,000
                                                                 ------------        -----------
  End of period.............................................     $ 84,761,362        $68,567,269
                                                                 ============        ===========

---------------

*Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND

                                                                 FOR THE SIX        FOR THE PERIOD
                                                                 MONTHS ENDED      FROM NOVEMBER 1,
                                                                MARCH 31, 1999      1997* THROUGH
                                                                 (UNAUDITED)      SEPTEMBER 30, 1998
                                                                --------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $  3,703,068        $  6,945,403
  Net realized gains on investment transactions.............          749,615           2,547,648
  Net change in unrealized appreciation of investment
    transactions............................................       (5,130,228)          3,118,907
                                                                 ------------        ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................         (677,545)         12,611,958
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS FROM:
  Net investment income.....................................       (3,647,380)         (6,925,071)
  Net realized gains on investments.........................       (3,235,554)                 --
                                                                 ------------        ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income.....................................          (55,688)            (20,332)
  Net realized gains on investments.........................          (35,374)                 --
                                                                 ------------        ------------
  Total distributions to shareholders.......................       (6,973,996)         (6,945,403)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       21,836,950          24,361,964
  Proceeds from shares issued in connection with common
    trust fund conversion...................................               --         136,486,180
  Dividends reinvested......................................        3,945,705           3,529,054
  Cost of shares redeemed...................................      (17,182,910)        (23,597,164)
                                                                 ------------        ------------
  Net increase in net assets from capital share
    transactions............................................        8,599,745         140,780,034
                                                                 ------------        ------------
  Total increase in net assets..............................          948,204         146,446,589
NET ASSETS:
  Beginning of period.......................................      146,466,589              20,000
                                                                 ------------        ------------
  End of period.............................................     $147,414,793        $146,466,589
                                                                 ============        ============

---------------

*Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
PRIME MONEY MARKET FUND

                                                                 FOR THE SIX        FOR THE PERIOD
                                                                 MONTHS ENDED      FROM NOVEMBER 1,
                                                                MARCH 31, 1999      1997* THROUGH
                                                                 (UNAUDITED)      SEPTEMBER 30, 1998
                                                                --------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $   4,270,658       $   7,736,211
  Net realized losses on investment transactions............          (31,941)             (3,952)
                                                                -------------       -------------
  Net increase in net assets resulting from operations......        4,238,717           7,732,259
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS FROM:
  Net investment income.....................................       (4,052,129)         (7,520,680)
                                                                -------------       -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income.....................................         (218,529)           (215,531)
                                                                -------------       -------------
  Total distributions to shareholders.......................       (4,270,658)         (7,736,211)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      288,187,877         490,270,762
  Proceeds from shares issued in connection of common trust
    fund conversion.........................................                           45,525,166
  Dividends reinvested......................................          565,781             756,014
  Cost of shares redeemed...................................     (253,203,691)       (383,247,992)
                                                                -------------       -------------
  Net increase in net assets from capital share
    transactions............................................       35,549,967         153,303,950
                                                                -------------       -------------
  Total increase in net assets..............................       35,518,026         153,299,998
NET ASSETS:
  Beginning of period.......................................      153,319,998              20,000
                                                                -------------       -------------
  End of period.............................................    $ 188,838,024       $ 153,319,998
                                                                =============       =============

---------------

*Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
U.S. TREASURY OBLIGATIONS FUND

                                                                 FOR THE SIX        FOR THE PERIOD
                                                                 MONTHS ENDED      FROM NOVEMBER 3,
                                                                MARCH 31, 1999      1997* THROUGH
                                                                 (UNAUDITED)      SEPTEMBER 30, 1998
                                                                --------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $   2,593,876       $   4,167,103
  Net realized losses on investment transactions............           (5,692)             (3,292)
                                                                -------------       -------------
  Net increase in net assets resulting from operations......        2,588,184           4,163,811
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS FROM:
  Net investment income.....................................       (2,578,443)         (4,154,783)
                                                                -------------       -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income.....................................          (15,433)            (12,320)
                                                                -------------       -------------
  Total distributions to shareholders.......................       (2,593,876)         (4,167,103)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      173,256,188         413,136,933
  Dividends reinvested......................................           15,300              10,570
  Cost of shares redeemed...................................     (155,495,543)       (311,144,952)
                                                                -------------       -------------
  Net increase in net assets from capital share
    transactions............................................       17,775,945         102,002,551
                                                                -------------       -------------
  Total increase in net assets..............................       17,770,253         101,999,259
NET ASSETS:
  Beginning of period.......................................      102,019,259              20,000
                                                                -------------       -------------
  End of period.............................................    $ 119,789,512       $ 102,019,259
                                                                =============       =============

---------------

*Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)

NOTE 1 -- ORGANIZATION

    The Eureka Funds (the "Trust") was organized as a Massachusetts business trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Sanwa Bank California ("SBCL"), a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan, acts as the Trust's investment adviser. BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator and distributor. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of The Eureka Equity Fund (the "Equity Fund"), The Eureka Global Asset Allocation Fund (the "Global Fund"), The Eureka Investment Grade Bond Fund (the "Bond Fund"), The Eureka Prime Money Market Fund (the "Prime Fund"), The Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund") and (each a "Fund", and collectively, the "Funds"). The Funds, except for the U.S. Treasury Fund, commenced operations on November 1, 1997. The U.S. Treasury Fund commenced operations on November 3, 1997. BISYS deposited $20,000 into the account of each Fund prior to each Fund's commencement of operations.

    The Funds' investment objectives are as follows:

FUND                 OBJECTIVE
----                 ---------
Equity Fund          Seeks long-term capital
                     growth.
Global Fund          Seeks a balance of income and
                     long-term capital
                     appreciation.
Bond Fund            Seeks a high level of income,
                     consistent with preservation
                     of capital.
Prime Fund           Seeks as high level of
                     current income as is
                     consistent with maintaining
                     liquidity and stability of
                     principal.
U.S. Treasury Fund   Seeks current income
                     consistent with liquidity and
                     stability of principal.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

SECURITIES VALUATION: Securities of the Prime and U.S. Treasury Funds (the "Money Market Funds") are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, the mean between their bid and ask price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in securities of other mutual funds are valued at the redemption price. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the Prime Fund and the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Equity, Global and Bond Funds (the "Variable Net Asset Value Funds") denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

    Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may use forward foreign currency exchange contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, investors in Trust Shares will pay the expenses directly attributable to the Trust Shares as a class, and investors in Class A Shares will pay the expenses directly attributable to the Class A Shares as a class.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from the Equity Fund's net investment income, if any, are declared and paid monthly. Distributions from the Global Fund's net investment income, if any, are declared and paid annually. Distributions from the Bond Fund's and the Money Market Funds' net investment income, if any, are declared daily and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

    During the six months ended March 31, 1999, the following Funds paid long term capital gain distributions as follows:

FUND                                  AMOUNT
----                                -----------
Equity Fund.......................  $23,804,270
Global Fund.......................  $   500,487
Bond Fund.........................  $ 3,270,928

    These distributions are reflected as a portion of distributions to shareholders from net realized gains on investments in the accompanying statements of changes in net assets.

FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- RELATED PARTY TRANSACTIONS

    The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with SBCL. Under the terms of the Investment Advisory Agreement, SBCL is entitled to receive a fee that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

FUND                                ANNUAL RATE
----                                -----------
Equity Fund.......................     0.75%
Global Fund.......................     0.90%
Bond Fund.........................     0.60%
Prime Fund........................     0.30%
U.S. Treasury Fund................     0.20%

    SBCL has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Funds' initial fiscal year. For the six months

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

ended March 31, 1999, SBCL waived fees in the following amounts:

FUND                                FEES WAIVED
----                                -----------
Equity Fund.......................    $98,125
Global Fund.......................    $39,052
Bond Fund.........................    $70,564
Prime Fund........................    $91,450
U.S. Treasury Fund................    $58,641

    BISYS serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to a $75,000 per Fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion. For the six months ended March 31, 1999, BISYS waived the following amounts:

FUND                                FEES WAIVED
----                                -----------
Prime Fund........................    $54,869
U.S. Treasury Fund................    $   439

    BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with the Trust with respect to Class A Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund. The Distributor may voluntarily choose to waive all or a portion of its fee. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. For the six months ended March 31, 1999, BISYS waived the following amounts:

                                    SERVICE PLAN
                                        FEES
FUND                                   WAIVED
----                                ------------
Equity Fund.......................    $ 2,562
Global Fund.......................    $ 3,529
Bond Fund.........................    $ 2,787
Prime Fund........................    $12,340
U.S. Treasury Fund................    $   926

    BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds for which it receives fees, which are disclosed in the Statement of Operations.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

    Each Fund offers two classes of shares: Trust Shares and Class A Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Each class of shares is substantially the same, except that Class A Shares bear the fees that are payable under the Trust's Distribution and Shareholder Services Plan and the Service Plan, which relate only to the Class A Shares. The following is a summary of transactions in Fund shares for the six months ending March 31, 1999 and for the period ending September 30, 1998:

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

              FOR THE SIX MONTHS ENDED MARCH 31, 1999 (Unaudited):

                                                      EQUITY FUND                  GLOBAL FUND
                                               --------------------------    -----------------------
                                                 SHARES         AMOUNT        SHARES       AMOUNT
                                               ----------    ------------    --------    -----------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued............................     1,198,403    $ 14,002,892     616,664    $ 6,979,517
  Dividends reinvested.....................     1,331,848      14,976,251      86,788      1,007,894
  Shares redeemed..........................    (1,722,152)    (20,543,857)   (243,367)    (2,794,238)
                                               ----------    ------------    --------    -----------
    Net increase...........................       808,099    $  8,435,286     460,085    $ 5,193,173
                                               ==========    ============    ========    ===========
CLASS A SHARES:
  Shares issued............................       208,912    $  2,493,649     325,351    $ 3,761,957
  Dividends reinvested.....................        17,688         198,306       4,043         46,895
  Shares redeemed..........................      (129,454)     (1,554,902)   (133,242)    (1,525,956)
                                               ----------    ------------    --------    -----------
    Net increase...........................        97,146    $  1,137,053     196,152    $ 2,282,896
                                               ==========    ============    ========    ===========

                               BOND FUND                   PRIME FUND                 U.S. TREASURY FUND
                       -------------------------   ---------------------------   ----------------------------
                         SHARES        AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                       ----------   ------------   ------------   ------------   ------------   -------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued......   1,722,632   $ 17,260,012    276,736,459   $276,736,459    171,408,343   $ 171,408,343
  Dividends
    reinvested.......     382,044      3,868,852        360,455        360,455          1,214           1,214
  Shares redeemed....  (1,522,780)   (15,563,270)  (244,595,918)  (244,595,918)  (154,124,059)   (154,124,059)
                       ----------   ------------   ------------   ------------   ------------   -------------
    Net increase.....     581,896   $  5,565,594     32,500,996   $ 32,500,996     17,285,498   $  17,285,498
                       ==========   ============   ============   ============   ============   =============
CLASS A SHARES:
  Shares issued......     456,219   $  4,576,938     11,451,418   $ 11,451,418      1,847,845   $   1,847,845
  Dividends
    reinvested.......       7,599         76,853        205,326        205,326         14,086          14,086
  Shares redeemed....    (161,033)    (1,619,640)    (8,607,773)    (8,607,773)    (1,371,484)     (1,371,484)
                       ----------   ------------   ------------   ------------   ------------   -------------
    Net increase.....     302,785   $  3,034,151      3,048,971   $  3,048,971        490,447   $     490,447
                       ==========   ============   ============   ============   ============   =============

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

                    FOR THE PERIOD ENDED SEPTEMBER 30, 1998:

                                                     EQUITY FUND                  GLOBAL FUND
                                              --------------------------    ------------------------
                                                SHARES         AMOUNT        SHARES        AMOUNT
                                              ----------    ------------    ---------    -----------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued...........................     1,489,851    $ 16,937,568    2,732,025    $28,579,135
  Shares issued in connection with common
    trust fund conversion.................    18,990,360     189,903,596    4,540,067     45,400,639
  Dividends reinvested....................        42,087         466,148        7,184         72,561
  Shares redeemed.........................    (4,954,608)    (55,759,422)    (924,078)    (9,804,751)
                                              ----------    ------------    ---------    -----------
    Net increase..........................    15,567,690    $151,547,890    6,355,195    $64,247,584
                                              ==========    ============    =========    ===========
CLASS A SHARES:
  Shares issued...........................       158,858    $  1,864,452      203,331    $ 2,255,937
  Dividends reinvested....................            85             953           --             --
  Shares redeemed.........................       (39,294)       (464,352)     (34,115)      (377,972)
                                              ----------    ------------    ---------    -----------
    Net increase..........................       117,649    $  1,401,053      169,216    $ 1,877,965
                                              ==========    ============    =========    ===========

                               BOND FUND                    PRIME FUND                 U.S. TREASURY FUND
                       -------------------------   ----------------------------   ----------------------------
                         SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                       ----------   ------------   ------------   -------------   ------------   -------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued......   2,257,664   $ 22,786,968    471,737,870   $ 471,737,870    412,274,679   $ 412,274,679
  Shares issued in
    connection with
    common trust fund
    conversion.......  13,648,618    136,486,180     45,525,166      45,525,166             --              --
  Dividends
    reinvested.......     348,424      3,513,600        569,005         569,005            901             901
  Shares redeemed....  (2,296,054)   (23,241,391)  (373,042,042)   (373,042,042)  (310,992,573)   (310,992,573)
                       ----------   ------------   ------------   -------------   ------------   -------------
    Net increase.....  13,958,652   $139,545,357    144,789,999   $ 144,789,999    101,283,007   $ 101,283,007
                       ==========   ============   ============   =============   ============   =============
CLASS A SHARES:
  Shares issued......     155,330   $  1,574,996     18,532,892   $  18,532,892        862,254   $     862,254
  Dividends
    reinvested.......       1,522         15,454        187,009         187,009          9,669           9,669
  Shares redeemed....     (34,802)      (355,773)   (10,205,950)    (10,205,950)      (152,379)       (152,379)
                       ----------   ------------   ------------   -------------   ------------   -------------
    Net increase.....     122,050   $  1,234,677      8,513,951   $   8,513,951        719,544   $     719,544
                       ==========   ============   ============   =============   ============   =============

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

NOTE 5 -- INVESTMENT TRANSACTIONS

    Purchases and sales of securities (excluding short-term securities) for the six months ended March 31, 1999 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Equity Fund.................................................  $44,242,904   $57,685,962
Global Fund.................................................  $12,287,353   $ 6,189,728
Bond Fund...................................................  $57,372,914   $34,642,445

NOTE 6 -- CONVERSION OF COMMON TRUST FUNDS

    On October 31, 1997, the Funds issued Trust Shares to acquire all of the assets and liabilities of certain common trust funds of SBCL in a tax-free exchange. The following is a summary of shares issued, net assets converted, net asset values per share, and unrealized appreciation (depreciation) as of the conversion date:

                                                                                              UNREALIZED
                                                           NET ASSETS    NET ASSET VALUE    APPRECIATION/
                                          SHARES ISSUED    CONVERTED     PER SHARE ISSUED   (DEPRECIATION)
                                          -------------   ------------   ----------------   --------------
Equity Fund.............................   18,990,360     $189,903,596        $10.00         $58,465,204
Global Fund.............................    4,540,064     $ 45,400,639        $10.00         $   (29,967)
Bond Fund...............................   13,648,618     $136,486,180        $10.00         $ 2,878,936
Prime Fund..............................   45,525,166     $ 45,525,166        $ 1.00         $        --

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                            TRUST SHARES
                                                           --------------           TRUST SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        NOVEMBER 1, 1997*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.96                $  10.00
                                                              --------                --------
  Net investment income..................................         0.02                    0.05
  Net realized and unrealized gain.......................         2.70                    0.96
                                                              --------                --------
Total income from investment operations..................         2.72                    1.01
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.01)                  (0.05)
  Net realized gains on investments......................        (1.49)                     --
                                                              --------                --------
    Total distributions..................................        (1.50)                  (0.05)
                                                              --------                --------
Net change in net asset value per share..................         1.22                    0.96
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $  12.18                $  10.96
                                                              ========                ========
TOTAL RETURN.............................................        26.01%(a)               10.08%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $199,560                $170,652
Ratios to average net assets:
  Expenses...............................................         1.00%(b)                1.03%(b)
  Net investment income..................................         0.28%(b)                0.47%(b)
  Expenses**.............................................         1.10%(b)                1.13%(b)
Portfolio Turnover Rate..................................           23%(a)                  57%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                           CLASS A SHARES
                                                           --------------          CLASS A SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        FEBRUARY 3, 1998*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.94                $  10.87
                                                              --------                --------
  Net investment income..................................         0.01                    0.02
  Net realized and unrealized gain.......................         2.70                    0.07
                                                              --------                --------
Total income from investment operations..................         2.71                    0.09
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................           --                   (0.02)
  Net realized gains on investments......................        (1.49)                     --
                                                              --------                --------
    Total distributions..................................        (1.49)                  (0.02)
                                                              --------                --------
Net change in net asset value per share..................         1.22                    0.07
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $  12.16                $  10.94
                                                              ========                ========
TOTAL RETURN.............................................        25.96%(a)                0.83%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $  2,611                $  1,287
Ratios to average net assets:
  Expenses...............................................         1.25%(b)                1.28%(b)
  Net investment income..................................         0.05%(b)                0.13%(b)
  Expenses**.............................................         1.60%(b)                1.63%(b)
Portfolio Turnover Rate..................................           23%(a)                  57%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                            TRUST SHARES
                                                           --------------           TRUST SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        NOVEMBER 1, 1997*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.51                $  10.00
                                                              --------                --------
  Net investment income..................................         0.11                    0.15
  Net realized and unrealized gain.......................         1.41                    0.38
                                                              --------                --------
Total income from investment operations..................         1.52                    0.53
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.16)                  (0.02)
  Net realized gains on investments......................        (0.07)                     --
                                                              --------                --------
    Total distributions..................................        (0.23)                  (0.02)
                                                              --------                --------
Net change in net asset value per share..................         1.29                    0.51
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $  11.80                $  10.51
                                                              ========                ========
TOTAL RETURN.............................................        14.44%(a)                5.34%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $ 80,458                $ 66,793
Ratios to average net assets:
  Expenses...............................................         1.37%(b)                1.44%(b)
  Net investment income..................................         1.15%(b)                1.53%(b)
  Expenses**.............................................         1.47%(b)                1.54%(b)
Portfolio Turnover Rate..................................            8%(a)                  35%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                           CLASS A SHARES
                                                           --------------          CLASS A SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        FEBRUARY 3, 1998*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.49                $  10.31
                                                              --------                --------
  Net investment income..................................         0.02                    0.05
  Net realized and unrealized gain.......................         1.48                    0.13
                                                              --------                --------
Total income from investment operations..................         1.50                    0.18
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.14)                     --
  Net realized gains on investments......................        (0.07)                     --
                                                              --------                --------
    Total distributions..................................        (0.21)                     --
                                                              --------                --------
Net change in net asset value per share..................         1.29                    0.18
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $  11.78                $  10.49
                                                              ========                ========
TOTAL RETURN.............................................        14.35%(a)                1.75%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period(in thousands)..................     $  4,303                $  1,775
Ratios to average net assets:
  Expenses...............................................         1.61%(b)                1.73%(b)
  Net investment income..................................         0.98%(b)                1.27%(b)
  Expenses**.............................................         1.96%(b)                2.08%(b)
Portfolio Turnover Rate..................................            8%(a)                  35%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                            TRUST SHARES
                                                           --------------           TRUST SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        NOVEMBER 1, 1997*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.40                $  10.00
                                                              --------                --------
  Net investment income..................................         0.26                    0.50
  Net realized and unrealized gain.......................        (0.31)                   0.40
                                                              --------                --------
Total income from investment operations..................        (0.05)                   0.90
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.26)                  (0.50)
  Net realized gains on investments......................        (0.24)                     --
                                                              --------                --------
    Total distributions..................................        (0.50)                  (0.50)
                                                              --------                --------
Net change in net asset value per share..................        (0.55)                   0.40
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $   9.85                $  10.40
                                                              ========                ========
TOTAL RETURN.............................................        (0.44)%(a)               9.31%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $143,221                $145,194
Ratios to average net assets:
  Expenses...............................................         0.88%(b)                0.90%(b)
  Net investment income..................................         5.25%(b)                5.46%(b)
  Expenses**.............................................         0.98%(b)                1.00%(b)
Portfolio Turnover Rate..................................           26%(a)                  54%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                           CLASS A SHARES
                                                           --------------          CLASS A SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        FEBRUARY 3, 1998*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.42                $  10.10
                                                              --------                --------
  Net investment income..................................         0.25                    0.36
  Net realized and unrealized gain.......................        (0.31)                   0.32
                                                              --------                --------
Total income from investment operations..................        (0.06)                   0.68
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.25)                  (0.36)
  Net realized gains on investments......................        (0.24)                     --
                                                              --------                --------
    Total distributions..................................        (0.49)                  (0.36)
                                                              --------                --------
Net change in net asset value per share..................        (0.55)                   0.32
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $   9.87                $  10.42
                                                              ========                ========
TOTAL RETURN.............................................        (0.56)%(a)               6.89%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $  4,194                $  1,272
Ratios to average net assets:
  Expenses...............................................         1.12%(b)                1.14%(b)
  Net investment income..................................         5.00%(b)                4.99%(b)
  Expenses**.............................................         1.47%(b)                1.49%(b)
Portfolio Turnover Rate..................................           26%(a)                  54%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                            TRUST SHARES
                                                           --------------           TRUST SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        NOVEMBER 1, 1997*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $   1.00                $   1.00
                                                              --------                --------
  Net investment income..................................         0.02                    0.05
  Net realized loss......................................           --                      --
                                                              --------                --------
Total income from investment operations..................         0.02                    0.05
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.02)                  (0.05)
                                                              --------                --------
    Total distributions..................................        (0.02)                  (0.05)
                                                              --------                --------
Net change in net asset value per share..................           --                      --
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $   1.00                    1.00
                                                              ========                ========
TOTAL RETURN.............................................         2.36%(a)                4.84%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $177,277                $144,806
Ratios to average net assets:
  Expenses...............................................         0.53%(b)                0.49%(b)
  Net investment income..................................         4.69%(b)                5.17%(b)
  Expenses**.............................................         0.69%(b)                0.69%(b)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                           CLASS A SHARES
                                                           --------------          CLASS A SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        FEBRUARY 3, 1998*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $   1.00                $   1.00
                                                              --------                --------
  Net investment income..................................         0.02                    0.03
  Net realized loss......................................           --                      --
                                                              --------                --------
Total income from investment operations..................         0.02                    0.03
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.02)                  (0.03)
                                                              --------                --------
    Total distributions..................................        (0.02)                  (0.03)
                                                              --------                --------
Net change in net asset value per share..................           --                      --
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $   1.00                    1.00
                                                              ========                ========
TOTAL RETURN.............................................         2.23%(a)                2.93%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $ 11,561                $  8,514
Ratios to average net assets:
  Expenses...............................................         0.78%(b)                0.75%(b)
  Net investment income..................................         4.42%(b)                4.88%(b)
  Expenses**.............................................         1.19%(b)                1.20%(b)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                            TRUST SHARES
                                                           --------------           TRUST SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        NOVEMBER 3, 1997*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $   1.00                $   1.00
                                                              --------                --------
  Net investment income..................................         0.02                    0.05
  Net realized loss......................................           --                      --
                                                              --------                --------
Total income from investment operations..................         0.02                    0.05
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.02)                  (0.05)
                                                              --------                --------
    Total distributions..................................        (0.02)                  (0.05)
                                                              --------                --------
Net change in net asset value per share..................           --                      --
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $   1.00                $   1.00
                                                              ========                ========
TOTAL RETURN.............................................         2.23%(a)                4.70%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $118,580                $101,300
Ratios to average net assets:
  Expenses...............................................         0.46%(b)                0.47%(b)
  Net investment income..................................         4.43%(b)                5.08%(b)
  Expenses**.............................................         0.56%(b)                0.61%(b)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                           CLASS A SHARES
                                                           --------------          CLASS A SHARES
                                                            FOR THE SIX      --------------------------
                                                            MONTHS ENDED        FOR THE PERIOD FROM
                                                           MARCH 31, 1999        FEBRUARY 3, 1998*
                                                            (UNAUDITED)      THROUGH SEPTEMBER 30, 1998
                                                           --------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $   1.00                $   1.00
                                                              --------                --------
  Net investment income..................................         0.02                    0.03
  Net realized loss......................................           --                      --
                                                              --------                --------
Total income from investment operations..................         0.02                    0.03
                                                              --------                --------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................        (0.02)                  (0.03)
                                                              --------                --------
    Total distributions..................................        (0.02)                  (0.03)
                                                              --------                --------
Net change in net asset value per share..................           --                      --
                                                              --------                --------
NET ASSET VALUE, END OF PERIOD...........................     $   1.00                $   1.00
                                                              ========                ========
TOTAL RETURN.............................................         2.10%(a)                3.02%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................     $  1,210                $    720
Ratios to average net assets:
  Expenses...............................................         0.71%(b)                0.72%(b)
  Net investment income..................................         4.15%(b)                4.76%(b)
  Expenses**.............................................         1.06%(b)                1.10%(b)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES AND OFFICERS                                       INVESTMENT ADVISER
                                                            Sanwa Bank California
Larry Layne                                                 Investment Management Department
Chairman of the Board                                       601 S. Figueroa Street
                                                            Los Angeles, California 90017
Kazuyoshi Kuwahata
Trustee                                                     ADMINISTRATOR AND DISTRIBUTOR
                                                            BISYS Fund Services
Walter F. Beran                                             3435 Stelzer Road
Trustee                                                     Columbus, Ohio 43219

David L. Buell                                              LEGAL COUNSEL
Trustee                                                     Ropes & Gray
                                                            One Franklin Square
Donald H. Livingstone                                       1301 K Street, N.W.
Trustee                                                     Suite 800 East
                                                            Washington, DC 20005
Irimga McKay
President                                                   TRANSFER AGENT
                                                            BISYS Fund Services, Inc.
Greg Maddox                                                 3435 Stelzer Road
Vice President                                              Columbus, Ohio 43219

Martin R. Dean                                              AUDITORS
Secretary                                                   Ernst & Young, LLP
                                                            10 West Broad Street
Alaina V. Metz                                              Columbus, Ohio 43215
Assistant Secretary
                                                            CUSTODIAN
Joel B. Engle                                               The Bank of New York
Treasurer                                                   90 Washington Street
                                                            New York, NY 10286

This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please call 1-888-890-8121 for a prospectus which contains more complete information on the Eureka Funds including fees, expenses and sales charges. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services. Sanwa Bank California is the investment adviser to the Funds and receives fees for those services.

EUR-0034